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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07148

Schwartz Investment Trust
(Exact name of registrant as specified in charter)

801 W. Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc. 801 W. Ann Arbor Trail, Plymouth, MI 48170
(Name and address of agent for service)

Registrant's telephone number, including area code:	(734) 455-7777

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

SCHWARTZ VALUE FOCUSED FUND

value investing since 1984

TICKER SYMBOL: RCMFX

unaudited

SEMI-ANNUAL REPORT

JUNE 30, 2021

Schwartz Value Focused Fund
2021 6-Month Letter to Shareholders

Shareholder Services c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246 (888) 726-0753	Investment Adviser Schwartz Investment Counsel, Inc. 801 W. Ann Arbor Trail Suite 244 Plymouth, MI 48170

Dear Fellow Shareholders,

The Schwartz Value Focused Fund (the “Fund”) had a good start to the year with a total return of 37.79% for the 6-month period ended June 30, 2021 compared to 15.61% for the S&P 1500 Index. For the 6-month period, the Fund was the #1 performing equity mutual fund in Morningstar’s Mid-Cap Blend category. The Fund also performed well for the 1-year period ended June 30, 2021 with a total return of 65.67% compared to 42.12% for the S&P 1500 Index. For the 1-year period, the Fund ranked in the top 7th percentile out of 389 mid-cap blend funds, according to Morningstar.1 The Fund’s notable performance is also being recognized by the investment community, as the Fund was listed in the Wall Street Journal’s July 6, 2021 Category Kings Rankings for 1-year performance. For that period, the Fund ranked #2 out of 393 midcap growth funds as tracked by Lipper.2

For the first 6 months of 2021, the Fund’s two best performing stocks were Avid Bioservices, Inc. (“Avid”) +146% and Texas Pacific Land Corporation (“TPL”) +121%. Avid is a rapidly growing, commercial biologic contract development and manufacturing company focused on the development and manufacture of biopharmaceuticals. Since the Fund’s initial purchase in 2018, the stock price is up more than 10-fold. For its most recent fiscal year, the company recorded annual revenue growth of 61% while gross margins significantly improved from 7% to more than 30%. Revenue for the current year is expected to grow another 20-25%.

TPL’s weighting in the portfolio (31.5% of Fund net assets) is much larger than Avid’s (1.4%), so it had a much greater positive impact on performance. Like Avid, TPL has appreciated nearly 10-fold since the Fund’s initial purchase in 2016. In our view, shares of TPL remain compelling. The company operates a remarkably profitable royalty business model and owns 880,000 surface acres in West Texas, in the oil and natural gas-rich Permian Basin. With low expenses and minimal capital expenditures, the company produces sizable free cash flow, which it returns to shareholders via dividends (increased for 17 consecutive years) and share repurchases. Additionally, the balance sheet has zero debt with $311 million in cash.

The Fund’s five best performing securities in the first half of 2021 were:

Company	Industry	YTD Return
Avid Bioservices, Inc.	Biopharmaceuticals	146.88%
Texas Pacific Land Corporation	Real estate	121.06%
Devon Energy Corporation	Oil/gas exploration & production	89.42%
Valvoline, Inc.	Oil refining & marketing	41.50%
Pioneer Natural Resources	Oil/gas exploration & production	40.07%

The Fund’s five worst performing securities in the first half of 2021 were:

Company	Industry	YTD Return
Madison Square Garden Ent.	Entertainment	-20.06%
Pan American Silver Corporation	Metals & mining	-16.83%
Barrick Gold Corp.	Metals & mining	-7.84%
Madison Square Garden Sports	Entertainment	-6.26%
Brown-Forman Corp.	Beverages	-5.21%

During the past six months, no stocks were eliminated from the portfolio. New positions were established in four companies that meet our criteria of owning shares of high-quality businesses, in strong financial condition, that are selling at discount to our estimate of intrinsic value: Franco Nevada Corp. (basic materials), Intercontinental Exchange, Inc. (financial data & stock exchanges), Schlumberger Limited (oil & gas equipment & service), and Vontier Corporation (mobility technology & auto repair solutions).

The Fund’s positive recent performance has not led us to rest on our laurels. We remain committed to working tirelessly to find superior investments that meet our stringent, value-oriented criteria. Thank you for being a shareholder in the Schwartz Value Focused Fund.

Timothy S. Schwartz, CFA	George P. Schwartz, CFA
Lead Portfolio Manager	Co-Portfolio Manager

[1]

Ranking based on total return for 1-year period ending June 30, 2021. The fund received a Morningstar rank of 14 out of 357 funds for the 3-year period, 16 out of 290 for the 5-year period and 92 out of 202 funds for the 10-year period. Past performance is no guarantee of future results. The highest (or most favorable) percentile rank is one and the lowest (or least favorable) percentile rank is 100.

[2]

Lipper, Inc., a mutual fund rating service, compiles performance data used to derive their own data. Lipper rankings are based on total return. As of June 30, 2021, Lipper placed Schwartz Value Focused Fund in the #2 position within their Midcap Growth category, which on that date included 393 funds.

2

SCHWARTZ VALUE FOCUSED FUND
TEN LARGEST HOLDINGS
June 30, 2021 (Unaudited)

Shares	Security Description	Market Value	% of Net Assets
5,500	Texas Pacific Land Corporation	$8,798,570	31.5%
75,000	Barrick Gold Corporation	1,551,000	5.5%
11,550	Chevron Corporation	1,209,747	4.3%
7,240	Pioneer Natural Resources Company	1,176,645	4.2%
7,690	Franco-Nevada Corporation	1,115,588	4.0%
4,650	CME Group, Inc.	988,962	3.5%
30,000	Valvoline, Inc.	973,800	3.5%
1,500	Graham Holdings Company - Class B	950,850	3.4%
30,000	Devon Energy Corporation	875,700	3.2%
30,000	Pan American Silver Corporation	857,100	3.1%

ASSET ALLOCATION (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Communications	0.3%
Consumer Discretionary	8.2%
Consumer Staples	2.5%
Energy	13.9%
Financials	10.7%
Health Care	2.2%
Industrials	7.6%
Materials	16.1%
Real Estate	31.5%
Technology	5.2%
Money Market Funds, Liabilities in Excess of Other Assets	1.8%
100.0%

3

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS — 98.2%	Shares	Market Value
Communications — 0.3%
Entertainment Content — 0.3%
Madison Square Garden Entertainment Corporation *	1,000	$83,970

Consumer Discretionary — 8.2%
Automotive — 1.8%
Gentex Corporation	15,000	496,350

Consumer Services — 3.4%
Graham Holdings Company - Class B	1,500	950,850

Leisure Facilities & Services — 1.8%
Madison Square Garden Sports Corporation *	3,000	517,710

Retail - Discretionary — 1.2%
TJX Companies, Inc. (The)	5,000	337,100

Consumer Staples — 2.5%
Beverages — 1.1%
Brown-Forman Corporation - Class B	2,000	149,880
Remy Cointreau S.A. - ADR	8,000	165,680
		315,560
Retail - Consumer Staples — 1.4%
Kroger Company (The)	10,000	383,100

Energy — 13.9%
Oil & Gas Producers — 11.7%
Chevron Corporation	11,550	1,209,747
Devon Energy Corporation	30,000	875,700
Pioneer Natural Resources Company	7,240	1,176,645
		3,262,092
Oil & Gas Services & Equipment — 2.2%
Schlumberger Ltd.	19,800	633,798

Financials — 10.7%
Institutional Financial Services — 5.6%
CME Group, Inc.	4,650	988,962
Intercontinental Exchange, Inc.	4,800	569,760
		1,558,722
Insurance — 5.1%
Berkshire Hathaway, Inc. - Class A *	2	837,202
Markel Corporation *	500	593,355
		1,430,557

4

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 98.2% (Continued)	Shares	Market Value
Health Care — 2.2%
Biotech & Pharma — 1.4%
Avid Bioservices, Inc. *	15,000	$384,750

Medical Equipment & Devices — 0.8%
Alcon, Inc.	3,400	238,884

Industrials — 7.6%
Electrical Equipment — 3.7%
A.O. Smith Corporation	5,000	360,300
AMETEK, Inc.	1,000	133,500
Vontier Corporation	16,300	531,054
		1,024,854
Engineering & Construction — 1.8%
frontdoor, inc. *	10,000	498,200

Industrial Support Services — 2.1%
AMERCO	1,000	589,400

Materials — 16.1%
Chemicals — 3.5%
Valvoline, Inc.	30,000	973,800

Metals & Mining — 12.6%
Barrick Gold Corporation	75,000	1,551,000
Franco-Nevada Corporation	7,690	1,115,588
Pan American Silver Corporation	30,000	857,100
		3,523,688
Real Estate — 31.5%
Real Estate Owners & Developers — 31.5%
Texas Pacific Land Corporation	5,500	8,798,570

Technology — 5.2%
Technology Hardware — 1.3%
Garmin Ltd.	2,500	361,600

Technology Services — 3.9%
Mastercard, Inc. - Class A	1,500	547,635
Moody’s Corporation	1,500	543,555
		1,091,190

Total Common Stocks (Cost $13,746,613)		$27,454,745

5

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 1.9%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $544,826)	544,826	$544,826

Total Investments at Market Value — 100.1% (Cost $14,291,439)		$27,999,571

Liabilities in Excess of Other Assets — (0.1%)		(41,911)

Net Assets — 100.0%		$27,957,660

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2021.
See notes to financial statements.

6

SCHWARTZ VALUE FOCUSED FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments, at market value (cost of $14,291,439) (Note 1)	$27,999,571
Cash	1,675
Receivable for capital shares sold	13
Dividends receivable	4,926
Other assets	13,220
TOTAL ASSETS	28,019,405

LIABILITIES
Payable for capital shares redeemed	2,939
Payable to Adviser (Note 2)	47,932
Payable to administrator (Note 2)	3,000
Other accrued expenses	7,874
TOTAL LIABILITIES	61,745

NET ASSETS	$27,957,660

NET ASSETS CONSIST OF:
Paid-in capital	$13,953,784
Accumulated earnings	14,003,876
NET ASSETS	$27,957,660

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	664,406

Net asset value, offering price and redemption price per share (Note 1)	$42.08

See notes to financial statements.

7

SCHWARTZ VALUE FOCUSED FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$146,931
Foreign withholding taxes on dividends	(3,131)
Interest	9
TOTAL INVESTMENT INCOME	143,809

EXPENSES
Investment advisory fees (Note 2)	115,072
Administration, accounting and transfer agent fees (Note 2)	18,000
Legal fees	15,390
Registration and filing fees	11,444
Audit and tax services fees	7,967
Printing of shareholder reports	3,482
Custodian and bank service fees	2,932
Insurance expense	2,309
Postage and supplies	1,952
Trustees’ fees and expenses (Note 2)	1,638
Compliance service fees and expenses (Note 2)	191
Other expenses	8,026
TOTAL EXPENSES	188,403
Less fee reductions by the Adviser (Note 2)	(36,993)
NET EXPENSES	151,410

NET INVESTMENT LOSS	(7,601)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	303,345
Net change in unrealized appreciation (depreciation) on investments	6,472,492
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	6,775,837

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,768,236

See notes to financial statements.

8

SCHWARTZ VALUE FOCUSED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS
Net investment income (loss)	$(7,601)	$86,594
Net realized gains from investment transactions	303,345	1,064,145
Net change in unrealized appreciation (depreciation) on investments	6,472,492	32,795
Net increase in net assets resulting from operations	6,768,236	1,183,534

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(432,624)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,229,968	326,068
Reinvestment of distributions to shareholders	—	406,915
Payments for shares redeemed	(3,137,779)	(5,847,988)
Net increase (decrease) in net assets from capital share transactions	3,092,189	(5,115,005)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,860,425	(4,364,095)

NET ASSETS
Beginning of period	18,097,235	22,461,330
End of period	$27,957,660	$18,097,235

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	150,366	12,685
Shares issued in reinvestment of distributions to shareholders	—	13,307
Shares redeemed	(78,449)	(234,795)
Net increase (decrease) in shares outstanding	71,917	(208,803)
Shares outstanding, beginning of period	592,489	801,292
Shares outstanding, end of period	664,406	592,489

See notes to financial statements.

9

SCHWARTZ VALUE FOCUSED FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended Dec. 31, 2020	Year Ended Dec. 31, 2019	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016
Net asset value at beginning of period	$30.54		$28.03	$23.62	$26.44	$25.02	$21.18

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.15	(0.03)	(0.08)	(0.13)	(0.08)
Net realized and unrealized gains (losses) on investments	11.55		3.11	4.44	(2.08)	3.57	3.92
Total from investment operations	11.54		3.26	4.41	(2.16)	3.44	3.84

Less distributions from:
Net investment income	—		(0.15)	—	—	—	—
Net realized gains on investments	—		(0.60)	—	(0.66)	(2.02)	—
Total distributions	—		(0.75)	—	(0.66)	(2.02)	—

Net asset value at end of period	$42.08		$30.54	$28.03	$23.62	$26.44	$25.02

Total return (a)	37.79	%(b)	11.62%	18.67%	(8.14%)	13.71%	18.13%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$27,958		$18,097	$22,461	$19,428	$22,592	$21,012

Ratio of total expenses to average net assets	1.55	%(c)	1.71%	1.61%	1.67%	1.79%	1.80%

Ratio of net expenses to average net assets (d)	1.25	%(c)	1.25%	1.25%	1.25%	1.25%	1.25%

Ratio of net investment income (loss) to average net assets (d)	(0.06	%)(c)	0.49%	(0.13%)	(0.31%)	(0.52%)	(0.35%)

Portfolio turnover rate	2	%(b)	45%	28%	34%	48%	48%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)	Ratio was determined after advisory fee reductions (Note 2).
See notes to financial statements.

10

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1. Significant Accounting Policies

Schwartz Value Focused Fund (the “Fund”) is a non-diversified series of Schwartz Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. Other series of the Trust are not incorporated in this report. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for information regarding the principal investment strategies of the Fund.

Shares of the Fund are sold at net asset value (“NAV”). To calculate the NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share.

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Valuation of investments — Securities which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities, if any, are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments representing shares of other open-end investment companies are valued at their NAV as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security

11

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●    Level 1 – quoted prices in active markets for identical securities

●    Level 2 – other significant observable inputs

●    Level 3 – significant unobservable inputs

U.S. Government & Agencies securities held by the Fund, if any, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the levels assigned to the investments, by security type, as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$27,454,745	$—	$—	$27,454,745
Money Market Funds	544,826	—	—	544,826
Total	$27,999,571	$—	$—	$27,999,571

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type, sector and industry type. There were no Level 3 securities or derivative instruments held by or transferred in/out of the Fund as of or during the six months ended June 30, 2021.

(b) Income taxes — The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

12

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2021:

Federal income tax cost	$14,291,439
Gross unrealized appreciation	$13,960,194
Gross unrealized depreciation	(252,062)
Net unrealized appreciation	13,708,132
Accumulated ordinary loss	(7,601)
Other gains	303,345
Accumulated earnings	$14,003,876

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

(c) Investment transactions and investment income — Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on the accrual basis. Realized capital gains and losses on investment transactions are determined on the identified cost basis. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

(d) Dividends and distributions — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended June 30, 2021 and December 31, 2020 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
June 30, 2021	$—	$—	$—
December 31, 2020	$86,594	$346,007	$432,601

*

Total Distributions may not tie to the amount listed on the Statements of Changes in Net Assets due to reclassifications of the character of the distributions as a result of permanent differences between the financial statements and income tax reporting.

13

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

(e) Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses — Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

2. Investment Advisory Agreement and Transactions with Related Parties

The Chairman and President of the Trust is also the Chairman and Chief Executive Officer of Schwartz Investment Counsel, Inc. (the “Adviser”). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Fund, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Adviser receives from the Fund a quarterly fee at the annual rate of 0.95% per annum of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees or reimburse a portion of the Fund’s expenses until at least May 1, 2022 so that the ordinary operating expenses of the Fund do not exceed 1.25% per annum of average daily net assets. Accordingly, during the six months ended June 30, 2021, the Adviser reduced its investment advisory fees by $36,993.

Any fee reductions or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided repayment to the Adviser does not cause the ordinary operating expenses of the Fund to exceed 1.25% per annum of average daily net assets. As of June 30, 2021, the Adviser may seek recoupment of investment advisory fee reductions totaling $220,361 no later than the dates stated below:

December 31, 2021	$27,561
December 31, 2022	76,087
December 31, 2023	79,720
June 30, 2024	36,993
Total	$220,361

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which the Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

14

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily NAV per share, maintains the financial books and records of the Fund, maintains the records of each shareholder’s account, and processes purchases and redemptions of the Fund’s shares. For these services Ultimus receives fees computed as a percentage of the average daily net assets of the Fund, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as the Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust an annual retainer of $53,000 (except that such fee is $64,500 for the Lead Independent Trustee/Chairman of the Governance Committee and $59,500 for the Chairman of the Audit Committee), payable quarterly; a fee of $6,000 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Trustee Emeritus receives one-half of both the annual retainer and fee for attendance at each meeting; plus reimbursement of travel and other expenses incurred in attending meetings. The Fund pays its proportionate share of the Independent Trustees’ fees and expenses along with the other series of the Trust.

3. Investment Transactions

During the six months ended June 30, 2021, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $4,313,276 and $525,831, respectively.

4. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular

15

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2021, the Fund had 31.5% of the value of its net assets invested in stocks within the real estate sector.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

SCHWARTZ VALUE FOCUSED FUND
ABOUT YOUR FUND’S EXPENSES
(Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (January 1, 2021) and held until the end of the period (June 30, 2021).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the result does not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s Prospectus.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,170.60	$6.73
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.60	$6.26

*

Expenses are equal to the Fund’s annualized net expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

17

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited)

At a meeting held on February 12, 2021 (the “Board Meeting”), the Board of Trustees of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved the continuation of the Advisory Agreement with Schwartz Investment Counsel, Inc. (the “Adviser”) (the “Advisory Agreement”) on behalf of the Schwartz Value Focused Fund, a series of the Trust (the “Fund”), for an additional one-year period. The Independent Trustees were advised and assisted throughout their evaluation by independent legal counsel experienced in matters relating to the investment management industry. The Independent Trustees met separately with their independent counsel to discuss the continuance of the Advisory Agreement, during which time, no representatives of the Adviser were present.

The Board retained Strategic Insight, an independent third-party provider of mutual fund data, to prepare an independent expense and performance summary for the Fund and comparable funds managed by other investment advisers identified by Strategic Insight. The Strategic Insight materials included information regarding advisory fee rates, other operating expenses, expense ratios, and performance comparisons to the Fund’s peer group and to a broad-based securities index. Prior to the Board Meeting, the Independent Trustees discussed separately with Strategic Insight the methodologies that it used to construct its report and the Morningstar, Inc. (“Morningstar”) categories that it identified to base its peer group comparisons for the Fund and other aspects of its report. The Independent Trustees also received and reviewed relevant information provided by the Adviser in response to requests of the Independent Trustees and their independent legal counsel to assist in their evaluation of the terms of the Advisory Agreement, including, among other things, information about the Adviser’s profitability with respect to each Fund, financial results and condition and management fee revenues. The Board additionally considered the Fund’s portfolio management and compliance structure, brokerage commissions, turnover rates, and the ways in which the Fund realizes economies of scale. The Board also received copies of the advisory agreement and a memorandum from the independent legal counsel to the Independent Trustees discussing the factors the Board should consider in evaluating the continuation of the Advisory Agreement.

The Independent Trustees noted that they had meet with the portfolio managers of the Fund at regularly scheduled meetings over the course of the year to discuss the Fund’s portfolio composition and the Adviser’s views of the economic, political and other developments affecting the financial markets in general and the performance of the Fund. They also considered that, during those quarterly meetings, the Adviser had provided its views on the overall condition of the economy and the markets, including its rationale for disposing certain positions and purchasing others. As part of this process, the Trustees considered various factors, none of which by itself was considered dispositive, including:

●	the nature, extent and quality of the services provided by the Adviser (including any possible fall-out benefits);

●	the fees charged for those services and the Adviser’s profitability with respect to the Fund (and the methodology by which such profitability was calculated);

●	the Fund’s performance;

18

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited) (Continued)

●	the extent to which economies of scale may be realized as the Fund grows; and

●	whether current fee levels reflect these economies of scale for the benefit of the Fund’s shareholders.

Nature, Extent and Quality of Services

In evaluating the nature, quality and extent of services provided by the Adviser, the Independent Trustees noted the Adviser’s statement that its responsibilities go beyond providing investment research and advice, and include various operational matters, including the selection of brokers and dealers to execute portfolio transactions and the monitoring of various compliance activities. The Independent Trustees also took into account the Adviser’s investment team, its ownership structure, the manner by which the Adviser conducts fundamental research, its stability, and the quality of its risk management program. The Independent Trustees noted that the Adviser has indicated to the Board that it remains focused on its core investment philosophy and has adhered to its stated approach in the portfolio management process for the Fund. The Independent Trustees also considered information provided by the Adviser regarding its business continuity and disaster recovery plan as well as information regarding how the Adviser functioned during the period of remote work environment caused by the global pandemic. Finally, the Independent Trustees examined whether the Adviser experienced any indirect benefit (i.e., fall-out benefits) for serving as investment adviser to the Fund, and after taking into account all this information, concluded that the nature, extent and quality of services provided by the Adviser to the Fund is satisfactory.

Investment Performance

The Independent Trustees considered the performance of the Fund against its Morningstar category peers for the one-year period ended November 30, 2020 and noted that the Fund placed in the second quartile of its Morningstar peer category. The Independent Trustees also compared the performance of the Fund over selected periods ended November 30, 2020 with its benchmark index, and noted that the Fund placed below the returns of its benchmark index during the one-year period. In that regard, the Independent Trustees engaged in a discussion on the underperformance of the Fund against its benchmarks, and noted that management continues to keep the Board apprised of the possible reasons for the relative underperformance. The Independent Trustees concluded that the performance of the Fund was acceptable.

The Costs of Services and Profits to be Realized by the Adviser

The Trustees reviewed information provided by Strategic Insight on the advisory fees paid by the Fund and compared such fees to the advisory fees paid by similar mutual funds, as compiled by Morningstar. The Trustees compared the Fund’s total expense ratio, of which the Fund’s advisory fee is a part, with the total expense ratio of representative funds within its Morningstar peer group for periods ended November 30, 2020 and noted that the total expense ratio for the Fund was lower than the median net management fee ratios of its Morningstar peers. The Independent Trustees took into account that the Adviser’s management fee waivers during the 2020 calendar year with respect to the

19

SCHWARTZ VALUE FOCUSED FUND
APPROVAL OF ADVISORY AGREEMENT
(Unaudited) (Continued)

Fund had the effect of reducing its total annual operating expenses. After taking into account all this information, the Independent Trustees found that the advisory fees and total expenses of the Fund are acceptable,

The Independent Trustees also considered the Adviser’s costs of providing ongoing services to the Fund, the profits of the Adviser with respect to the Fund and the methodologies by which the Adviser calculated that profitability information, and concluded that the profits of the Adviser are reasonable and represent a fair and entrepreneurial profit in light of the quality and scope of services that are provided to the Fund.

The Extent to Which Economies of Scale Would be Realized and Whether Advisory Fee Levels Reflect these Economies of Scale

The Independent Trustees considered the extent to which shareholders have realized economics of scale with respect to the management of the Fund. The Independent Trustees discussed that the Adviser has a history of waiving the expenses of the Fund in order to maintain a lower total annual operating expense ratio for the Fund. The Independent Trustees concluded that the extent to which shareholders could achieve economies of scale as the Fund grows is acceptable.

Conclusion

The Board, including the Independent Trustees, subsequently concluded that the existing Advisory Agreement is fair and reasonable and voted to approve the continuance of the Advisory Agreement. In reaching their decision regarding the continuation of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor or particular information as controlling, and each Trustee may have attributed different weights to certain factors. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of the Fund and its shareholders to renew the Advisory Agreement for an additional annual period.

20

SCHWARTZ VALUE FOCUSED FUND
OTHER INFORMATION
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-0753, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-0753, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The filings are available free of charge, upon request, by calling (888) 726-0753. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

21

AVE MARIA MUTUAL FUNDS

UNAUDITED

Semi-Annual Report

June 30, 2021

Ave Maria Value Fund

Ave Maria Growth Fund

Ave Maria Rising Dividend Fund

Ave Maria World Equity Fund

Ave Maria Focused Fund

Ave Maria Bond Fund

SCHWARTZ INVESTMENT TRUST

Shareholder Accounts c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246 (888) 726-9331	Corporate Offices 801 W. Ann Arbor Trail Suite 244 Plymouth, MI 48170 (734) 455-7777 Fax (734) 455-7720

Dear Fellow Shareholders of:

Ave Maria Value Fund (AVEMX)
Ave Maria Growth Fund (AVEGX)
Ave Maria Rising Dividend Fund (AVEDX)
Ave Maria World Equity Fund (AVEWX)
Ave Maria Focused Fund (AVEAX)
Ave Maria Bond Fund (AVEFX)
Ave Maria Money Market Account

Forecasting future economic activity is perilous, and our team of CFAs, MBAs, CPAs and economists are no better than most at doing it. Notwithstanding, our best guess is that the next recession will be at least a few years away. Currently, corporate earnings are surging, as the U.S. economy recovers from COVID and related shutdowns. The massive monetary and fiscal stimulation is also making a positive impact on the economy. It’s well known that in the long run, stock prices reflect corporate profits, but in the short run, the two are not tethered. Amid current uncertainties (I hate that phrase, because there are always uncertainties), we continue to uncover attractive investment opportunities for each of the Ave Maria Mutual Funds. We remain bullish on the long-term sustainability and growth of the U.S. economy and U.S.– style capitalism.

Virtually every economic indicator we monitor is pointing to higher inflation ahead. The Fed agrees but says it will be “transitory.” I hope the Fed is right, but we’re preparing for permanently higher prices for goods and services. Accordingly, our analysts and portfolio managers are focusing on companies with pricing power to preserve profit margins. Interest rates will likely rise as a result of, or in anticipation of, rising inflation. Many equities investors are worried about such a development. But it’s worth remembering that rising interest rates are often symptomatic of strong economic growth and rising corporate loan demand to fund capital expenditures and job creation. Combined with revved up consumer spending, GDP expansion could be meaningful. Hopefully, the massive monetary and fiscal stimulation doesn’t add significantly to inflationary expectations and aggravate a more normal rise of rates concomitant with a stronger economy.

Thank you for being an Ave Maria Mutual Funds shareholder. Our team continues to work diligently on your behalf. Your trust in us reinforces our effort to make prudent investment decisions in a morally responsible way.

Sincerely,

George P. Schwartz, CFA
Chairman & CEO

June 30, 2021

iv

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS

Ave Maria Value Fund
Portfolio Manager Commentary	2
Ten Largest Equity Holdings	5
Asset Allocation	5
Schedule of Investments	6
Ave Maria Growth Fund
Portfolio Manager Commentary	9
Ten Largest Holdings	11
Asset Allocation	11
Schedule of Investments	12
Ave Maria Rising Dividend Fund
Portfolio Manager Commentary	15
Ten Largest Holdings	17
Asset Allocation	17
Schedule of Investments	18
Ave Maria World Equity Fund
Portfolio Manager Commentary	21
Ten Largest Holdings	23
Asset Allocation	23
Schedule of Investments	24
Summary of Common Stocks by Country	27
Ave Maria Focused Fund
Portfolio Manager Commentary	28
Ten Largest Holdings	31
Asset Allocation	31
Schedule of Investments	32
Ave Maria Bond Fund
Portfolio Manager Commentary	34
Ten Largest Holdings	36
Asset Allocation	36
Schedule of Investments	37

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
(Continued)

Statements of Assets and Liabilities	42
Statements of Operations	44
Statements of Changes in Net Assets
Ave Maria Value Fund	46
Ave Maria Growth Fund	47
Ave Maria Rising Dividend Fund	48
Ave Maria World Equity Fund	49
Ave Maria Focused Fund	50
Ave Maria Bond Fund	51
Financial Highlights
Ave Maria Value Fund	52
Ave Maria Growth Fund	53
Ave Maria Rising Dividend Fund	54
Ave Maria World Equity Fund	55
Ave Maria Focused Fund	56
Ave Maria Bond Fund	57
Notes to Financial Statements	58
About Your Funds’ Expenses	70
Other Information	72
Approval of Advisory Agreements	73

This report is for the information of the shareholders of the Ave Maria Mutual Funds. To obtain a copy of the prospectus, please visit our website at www.avemariafunds.com or call 1-888-726-9331 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Ave Maria Mutual Funds are distributed by Ultimus Fund Distributors, LLC.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data, current to the most recent month end, is available at the Ave Maria Mutual Funds website at www.avemariafunds.com or by calling 1-888-726-9331.

This page intentionally left blank.

Ave Maria Value Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders,

The Ave Maria Value Fund (the “Fund”) had a good start to the year with a total return of 22.46% for the 6-month period ended June 30, 2021 compared to 17.60% for the S&P MidCap 400 Index.

The Fund also performed well for the 1-year period ended June 30, 2021 with a total return of 56.76% compared to 53.24% for the S&P MidCap 400 Index. For the 1-year period, the Fund placed in the top 19th percentile out of 389 mid-cap blend funds, according to Morningstar1.

The Fund’s recent outperformance was driven by strong gains in 3 sectors: health care, energy, and financials. For the first 6 months of 2021, the Fund’s two best performing stocks were Avid Bioservices, Inc. (“Avid”) +131%, and Texas Pacific Land Corporation (“TPL”) +121%. Avid is a rapidly growing, commercial biologic contract development and manufacturing company focused on the development and manufacture of biopharmaceuticals. Since the Fund’s initial purchase in 2018, the stock price is up more than 10-fold. For its most recent fiscal year, the company recorded annual revenue growth of 61%, while gross margins significantly improved from 7% to more than 30%. Revenue for the current year is expected to grow another 20-25%.

TPL’s weighting in the portfolio (13.1% of Fund net assets) is much larger than Avid’s (1.8%), so it had a much greater positive impact on performance. Like Avid, TPL has appreciated nearly 10-fold since the Fund’s initial purchase in 2016. In our view, shares of TPL remain undervalued. The company operates a remarkably profitable royalty business model and owns 880,000 surface acres in West Texas, in the oil and natural gas-rich Permian Basin. With low expenses and minimal capital expenditures, the company produces sizable free cash flow, which it returns to shareholders via dividends (increased for 17 consecutive years) and share repurchases. Additionally, the balance sheet has zero debt with $311 million in cash.

[1]

Ranking based on total return for period ending June 30, 2021. The fund received a Morningstar rank of 76 out of 357 funds for the 3-year period, 56 out of 290 for the 5-year period and 97 out of 202 funds for the 10-year period. Past performance is no guarantee of future results. The highest (or most favorable) percentile rank is one and the lowest (or least favorable) percentile rank is 100.

AVE MARIA VALUE FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

The Fund’s five best performing securities in the first half of 2021 were:

Company	Industry	YTD Return
Avid Bioservices, Inc.	Biopharmaceuticals	131.13%
Texas Pacific Land Corporation	Royalties/real estate	121.06%
KKR & Co., Inc.	Financials - asset management	47.12%
Schlumberger Limited	Oil & gas equipment/services	45.99%
Pioneer Natural Resources	Oil & gas exploration/production	43.75%

The primary detractor from performance in the first 6 months of 2021 was Haemonetics Corp. The stock price fell in April after the company announced a large customer declined to renew a supply contract. We viewed this news as a temporary setback and took advantage of the stock price decline to increase the Fund’s position.

The Fund’s five worst performing securities in the first half of 2021 were:

Company	Industry	YTD Return
Haemonetics Corp.	Medical instruments	-39.27%
Madison Square Garden Entertainment	Entertainment	-17.61%
Barrick Gold Corp.	Metals & mining	-7.90%
Allison Transmission Holdings	Consumer cyclicals	-7.01%
Madison Square Garden Sports	Entertainment	-6.26%

During the past six months, 12 stocks were eliminated from the portfolio, most of which were small holdings. Only 2 sizable holdings were liquidated – Spectrum Brands Holdings, Inc. (household & personal products) and Zimmer Biomet Holdings, Inc. (medical devices). Both were long-time holdings that had appreciated substantially and had surpassed our intrinsic value estimates. New positions were established in 5 companies which meet our criteria of owning shares of high-quality businesses, in strong financial condition, selling at a discount to our estimate of intrinsic value: Brown & Brown, Inc. (insurance brokers), Chemed Corporation (plumbing services & hospice care), Intercontinental Exchange, Inc. (financial data & stock exchanges), Vontier Corporation (mobility technology & auto repair solutions), and YETI Holdings Inc. (consumer products).

AVE MARIA VALUE FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

The Fund’s positive recent performance has not led us to rest on our laurels. We remain committed to working tirelessly to find superior investments that meet our stringent, value-oriented criteria. Thank you for being a shareholder in the Ave Maria Value Fund.

Timothy S. Schwartz, CFA	Ryan M. Kuyawa, CFA
Lead Portfolio Manager	Co-Portfolio Manager

Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

The Funds are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Funds or any member of the public regarding the advisability of investing in equity securities generally or in the Funds in particular or the ability of the Funds to track the Morningstar benchmarks or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUNDS OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

AVE MARIA VALUE FUND

Ten Largest Equity Holdings

June 30, 2021 (Unaudited)

Shares	Company	Market Value	% of Net Assets
25,500	Texas Pacific Land Corporation	$40,793,370	13.1%
90,000	Pioneer Natural Resources Company	14,626,800	4.7%
124,000	Chevron Corporation	12,987,760	4.2%
20,000	Graham Holdings Company - Class B	12,678,000	4.1%
200,000	KKR & Company, Inc.	11,848,000	3.8%
20,000	AMERCO	11,788,000	3.8%
79,000	Franco-Nevada Corporation	11,460,530	3.7%
330,000	Valvoline, Inc.	10,711,800	3.4%
14,536	Alleghany Corporation	9,696,530	3.1%
135,000	Alcon, Inc.	9,485,100	3.0%

Asset Allocation (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Communications	2.0%
Consumer Discretionary	11.2%
Consumer Staples	1.2%
Energy	10.2%
Financials	17.7%
Health Care	8.3%
Industrials	17.2%
Materials	11.3%
Real Estate	13.8%
Technology	3.8%

MONEY MARKET FUNDS, LIABILITIES IN EXCESS OF OTHER ASSETS	3.3%
100.0%

AVE MARIA VALUE FUND

Schedule of Investments

June 30, 2021 (Unaudited)

COMMON STOCKS — 96.7%	Shares	Market Value
Communications — 2.0%
Internet Media & Services — 0.8%
eDreams ODIEGO S.A. - ADR *	32,729	$2,635,427

Publishing & Broadcasting — 1.2%
Liberty Media Corporation - Liberty Formula One - Series C *	75,000	3,615,750

Consumer Discretionary — 11.2%
Apparel & Textile Products — 2.0%
VF Corporation	75,000	6,153,000

Automotive — 2.3%
Gentex Corporation	220,000	7,279,800

Consumer Services — 4.1%
Graham Holdings Company - Class B	20,000	12,678,000

Leisure Facilities & Services — 2.5%
Madison Square Garden Sports Corporation *	45,000	7,765,650

Leisure Products — 0.3%
Yeti Holdings, Inc. *	11,700	1,074,294

Consumer Staples — 1.2%
Beverages — 1.2%
Remy Cointreau S.A. - ADR	175,550	3,635,641

Energy — 10.2%
Oil & Gas Producers — 8.9%
Chevron Corporation	124,000	12,987,760
Pioneer Natural Resources Company	90,000	14,626,800
		27,614,560
Oil & Gas Services & Equipment — 1.3%
Schlumberger Ltd.	125,000	4,001,250

Financials — 17.7%
Asset Management — 3.8%
KKR & Company, Inc.	200,000	11,848,000

Banking — 1.1%
Hingham Institution for Savings (The)	12,087	3,511,274

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 96.7% (Continued)	Shares	Market Value
Financials — 17.7% (Continued)
Institutional Financial Services — 4.5%
CME Group, Inc.	41,800	$8,890,024
Intercontinental Exchange, Inc.	42,500	5,044,750
		13,934,774
Insurance — 5.9%
Alleghany Corporation *	14,536	9,696,530
Brown & Brown, Inc.	29,700	1,578,258
Markel Corporation *	5,850	6,942,253
		18,217,041
Specialty Finance — 2.4%
Fidelity National Financial, Inc.	175,000	7,605,500

Health Care — 8.3%
Biotech & Pharma — 1.8%
Avid Bioservices, Inc. *	225,000	5,771,250

Health Care Facilities & Services — 1.5%
Chemed Corporation	9,900	4,697,550

Medical Equipment & Devices — 5.0%
Alcon, Inc.	135,000	9,485,100
Haemonetics Corporation *	90,000	5,997,600
		15,482,700
Industrials — 17.2%
Aerospace & Defense — 1.6%
HEICO Corporation - Class A	40,000	4,967,200

Electrical Equipment — 6.1%
A.O. Smith Corporation	80,000	5,764,800
Otis Worldwide Corporation	85,000	6,950,450
Vontier Corporation	192,500	6,271,650
		18,986,900
Engineering & Construction — 2.7%
frontdoor, inc. *	170,000	8,469,400

Industrial Support Services — 4.7%
AMERCO	20,000	11,788,000
Watsco, Inc.	10,000	2,866,400
		14,654,400
Transportation Equipment — 2.1%
Allison Transmission Holdings, Inc.	160,000	6,358,400

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 96.7% (Continued)	Shares	Market Value
Materials — 11.3%
Chemicals — 4.4%
Axalta Coating Systems Ltd. *	100,000	$3,049,000
Valvoline, Inc.	330,000	10,711,800
		13,760,800
Metals & Mining — 6.9%
Barrick Gold Corporation	300,000	6,204,000
Franco-Nevada Corporation	79,000	11,460,530
Newmont Corporation	60,000	3,802,800
		21,467,330
Real Estate — 13.8%
Real Estate Owners & Developers — 13.1%
Texas Pacific Land Corporation	25,500	40,793,370

REITs — 0.7%
Lamar Advertising Company - Class A	20,000	2,088,400

Technology — 3.8%
Software — 1.8%
Change Healthcare, Inc. *	240,000	5,529,600

Technology Services — 2.0%
Jack Henry & Associates, Inc.	39,250	6,417,767

Total Common Stocks (Cost $195,801,278)		$301,015,028

MONEY MARKET FUNDS — 3.5%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $10,939,908)	10,939,908	$10,939,908

Total Investments at Market Value — 100.2% (Cost $206,741,186)		$311,954,936

Liabilities in Excess of Other Assets — (0.2%)		(540,867)

Net Assets — 100.0%		$311,414,069

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2021.
See notes to financial statements.

Ave Maria Growth Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders,

For the six months ended June 30, 2021, the Ave Maria Growth Fund (the “Fund”) had a total return of 13.76%, compared with the benchmark S&P 500 Index total return of 15.25%. For the 3-year, 5-year, and 10-year periods through June 30, 2021, the Fund had an annual total return of 19.54%, 19.34%, and 14.18%, compared with the benchmark annual total return of 18.67%, 17.65%, and 14.84%, respectively.

For the six months ended June 30, 2021, top contributors to return include Change Healthcare (healthcare technology), IQVIA Holdings (healthcare technology), S&P Global (financial services), Lowe’s Companies (retail), and Texas Instruments (semiconductors).

Top Five Return Contributors (YTD 2021)
Company	Contribution to Fund Return
Change Healthcare Inc.	+1.38%
IQVIA Holdings Inc.	+1.13%
S&P Global Inc.	+1.06%
Lowe’s Companies, Inc.	+1.03%
Texas Instruments Inc.	+1.01%

One of the Fund’s large holdings, Change Healthcare, received an acquisition offer at a price more than double our average purchase price. If the acquisition is approved by regulators, the Fund will receive cash proceeds in exchange for its shares. Another of our large holdings, S&P Global, is in the process of merging with IHS Markit. Together, S&P Global and IHS Markit will be able to offer comprehensive data solutions through S&P Global’s Market Intelligence Platform. The combined company is likely to benefit from organic revenue growth driven by cross-selling opportunities for years to come.

Top Five Return Detractors (YTD 2021)
Company	Contribution to Fund Return
ANSYS, Inc.	-0.24%
Gores Holdings V, Inc.	-0.06%
APi Group Corp.	-0.03%
Autodesk, Inc.	-0.03%
Frontdoor, inc.	-0.01%

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

Top detractors from return include ANSYS (simulation software), Gore’s Holdings V (container manufacturing), APi Group (industrial services), Autodesk (design software), and Frontdoor (home services). During the first six months of the year, the Fund exited Zimmer Biomet (orthopedic implants) because of continued disappointment with the company’s growth strategy, and Talend (data integration software) after the stock appreciated substantially following the receipt of an acquisition offer.

New additions to the Fund during the first six months of the year included APi Group, BlackRock (financial services), Chemed (conglomerate), and Gores Holdings V.

Our goal remains to purchase shares of exceptional companies at attractive prices with the expectations of earning favorable returns over the long run.

We appreciate your investment in the Ave Maria Growth Fund.

With best regards,

Adam P. Gaglio, CFA	Chadd M. Garcia, CFA
Lead Portfolio Manager	Co-Portfolio Manager

Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

AVE MARIA GROWTH FUND

Ten Largest Holdings

June 30, 2021 (Unaudited)

Shares	Company	Market Value	% of Net Assets
450,000	Copart, Inc.	$59,323,500	5.7%
300,000	Texas Instruments, Inc.	57,690,000	5.6%
229,000	Visa, Inc. - Class A	53,544,780	5.2%
142,000	Mastercard, Inc. - Class A	51,842,780	5.0%
265,000	Lowe’s Companies, Inc.	51,402,050	5.0%
180,000	Microsoft Corporation	48,762,000	4.7%
116,000	S&P Global, Inc.	47,612,200	4.6%
948,300	frontdoor, inc.	47,244,306	4.6%
371,876	HEICO Corporation - Class A	46,179,562	4.5%
57,500	Equinix, Inc.	46,149,500	4.5%

Asset Allocation (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Consumer Discretionary	15.4%
Consumer Staples	2.2%
Financials	12.1%
Health Care	6.0%
Industrials	14.9%
Real Estate	8.8%
Technology	40.1%

MONEY MARKET FUNDS, LIABILITIES IN EXCESS OF OTHER ASSETS	0.5%
100.0%

AVE MARIA GROWTH FUND

Schedule of Investments

June 30, 2021 (Unaudited)

COMMON STOCKS — 99.5%	Shares	Market Value
Consumer Discretionary — 15.4%
Apparel & Textile Products — 1.3%
VF Corporation	160,000	$13,126,400

Retail - Discretionary — 8.4%
Lowe’s Companies, Inc.	265,000	51,402,050
O’Reilly Automotive, Inc. *	63,000	35,671,230
		87,073,280
Wholesale - Discretionary — 5.7%
Copart, Inc. *	450,000	59,323,500

Consumer Staples — 2.2%
Retail - Consumer Staples — 2.2%
Ollie’s Bargain Outlet Holdings, Inc. *	266,449	22,416,354

Financials — 12.1%
Asset Management — 7.5%
BlackRock, Inc.	24,000	20,999,280
Brookfield Asset Management Reinsurance Partners Ltd. - Class A *	4,914	255,616
Brookfield Asset Management, Inc. - Class A	712,500	36,323,250
Gores Holdings V, Inc. - Class A *	2,000,000	20,200,000
		77,778,146
Diversified Financial Services — 4.6%
S&P Global, Inc.	116,000	47,612,200

Health Care — 6.0%
Health Care Facilities & Services — 3.2%
Chemed Corporation	20,000	9,490,000
IQVIA Holdings, Inc. *	100,000	24,232,000
		33,722,000
Medical Equipment & Devices — 2.8%
Medtronic plc	233,000	28,922,290

Industrials — 14.9%
Aerospace & Defense — 4.5%
HEICO Corporation - Class A	371,876	46,179,562

Electrical Equipment — 4.5%
API Group Corporation *	170,000	3,551,300
Roper Technologies, Inc.	91,000	42,788,200
		46,339,500

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 99.5% (Continued)	Shares	Market Value
Industrials — 14.9% (Continued)
Engineering & Construction — 4.6%
frontdoor, inc. *	948,300	$47,244,306

Transportation & Logistics — 1.3%
Expeditors International of Washington, Inc.	110,000	13,926,000

Real Estate — 8.8%
Real Estate Owners & Developers — 0.8%
Texas Pacific Land Corporation	5,000	7,998,700

REITs — 8.0%
Equinix, Inc.	57,500	46,149,500
SBA Communications Corporation	116,000	36,969,200
		83,118,700
Technology — 40.1%
Semiconductors — 5.6%
Texas Instruments, Inc.	300,000	57,690,000

Software — 13.0%
ANSYS, Inc. *	67,000	23,253,020
Autodesk, Inc. *	20,000	5,838,000
Change Healthcare, Inc. *	990,000	22,809,600
Microsoft Corporation	180,000	48,762,000
Software AG - ADR	2,967,252	33,262,895
		133,925,515
Technology Services — 21.5%
Accenture plc - Class A	141,000	41,565,390
Broadridge Financial Solutions, Inc.	256,000	41,351,680
Mastercard, Inc. - Class A	142,000	51,842,780
Moody’s Corporation	95,000	34,425,150
Visa, Inc. - Class A	229,000	53,544,780
		222,729,780

Total Common Stocks (Cost $567,090,824)		$1,029,126,233

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 0.7%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $7,221,910)	7,221,910	$7,221,910

Total Investments at Market Value — 100.2% (Cost $574,312,734)		$1,036,348,143

Liabilities in Excess of Other Assets — (0.2%)		(2,074,055)

Net Assets — 100.0%		$1,034,274,088

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2021.
See notes to financial statements.

Ave Maria Rising Dividend Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders,

For the six months ended June 30, 2021, the total return of the Ave Maria Rising Dividend Fund (the “Fund”) was 16.4%, compared to the S&P 500 Value Index at 16.3%. The Fund had strong returns in the energy, financial and consumer discretionary sectors, up 68%, 21% and 18%, respectively. On an individual security basis, the top three performing stocks were Texas Pacific Land Corp., (royalty income – oil and gas) Pioneer Natural Resources Co. (exploration and production) and First Horizon Corp., (regional bank).

The weakest returning sectors for the Fund were in health care, consumer staples and technology, although all three sectors were up for the first half of the year, 7.3% 7.4% and 11.0% respectively. The bottom three performing stocks were ANSYS, Inc., (application software), Chemed Corp., (health care services) and VF Corp., (apparel).

During the first half of the year, six positions were eliminated from the Fund: Cisco Systems, Inc. (communications equipment, Eaton Corp. plc (electrical components), Zimmer Biomet Holdings, Inc. (medical devices) and Kellogg Co. (packaged food). Five of the six positions were sold based on valuation, as their share prices exceeded our estimated intrinsic value. Kellogg Co. was sold for better alternative opportunities.

Five new positions were established in the Fund’s portfolio: Brookfield Asset Management, Inc. (private equity), Chemed Corp. (health care services), Jack Henry & Associates, Inc. (data & transaction processors), Rentokil Initial plc (building maintenance services) and Brown & Brown, Inc. (insurance brokers). All five have the attributes we look for when establishing new positions, which are listed below.

AVE MARIA RISING DIVIDEND FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

The Fund’s investment strategy continues to identify companies that have strong balance sheets, operate with sustainable competitive advantages, and consistently produce above-average cash flow and dividend growth. The goal is to buy these companies when they are out of favor and undervalued. We remain confident in the long-term merits of this strategy.

We appreciate your investment in the Ave Maria Rising Dividend Fund.

George P. Schwartz, CFA	Brandon S. Scheitler, VP
Co-Portfolio Manager	Co-Portfolio Manager

Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

AVE MARIA RISING DIVIDEND FUND

Ten Largest Holdings

June 30, 2021 (Unaudited)

Shares	Company	Market Value	% of Net Assets
30,000	Texas Pacific Land Corporation	$47,992,200	5.0%
365,000	Medtronic plc	45,307,450	4.8%
230,000	Lowe’s Companies, Inc.	44,613,100	4.7%
190,000	Visa, Inc. - Class A	44,425,800	4.7%
215,000	Texas Instruments, Inc.	41,344,500	4.4%
135,000	Microsoft Corporation	36,571,500	3.8%
2,100,000	First Horizon National Corporation	36,288,000	3.8%
275,000	Genuine Parts Company	34,779,250	3.6%
115,000	Accenture plc - Class A	33,900,850	3.6%
205,000	Broadridge Financial Solutions, Inc.	33,113,650	3.5%

Asset Allocation (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Communications	0.9%
Consumer Discretionary	14.3%
Consumer Staples	2.6%
Energy	5.5%
Financials	16.5%
Health Care	9.8%
Industrials	8.7%
Real Estate	8.2%
Technology	31.2%

MONEY MARKET FUNDS, LIABILITIES IN EXCESS OF OTHER ASSETS	2.3%
100.0%

AVE MARIA RISING DIVIDEND FUND

Schedule of Investments

June 30, 2021 (Unaudited)

COMMON STOCKS — 97.7%	Shares	Market Value
Communications — 0.9%
Internet Media & Services — 0.9%
Booking Holdings, Inc. *	4,000	$8,752,360

Consumer Discretionary — 14.3%
Apparel & Textile Products — 2.1%
VF Corporation	240,000	19,689,600

Retail - Discretionary — 12.2%
Genuine Parts Company	275,000	34,779,250
Lowe’s Companies, Inc.	230,000	44,613,100
TJX Companies, Inc. (The)	300,000	20,226,000
Tractor Supply Company	90,000	16,745,400
		116,363,750
Consumer Staples — 2.6%
Food — 2.6%
Mondelēz International, Inc. - Class A	400,000	24,976,000

Energy — 5.5%
Oil & Gas Producers — 5.5%
Chevron Corporation	260,000	27,232,400
Pioneer Natural Resources Company	155,000	25,190,600
		52,423,000
Financials — 16.5%
Asset Management — 2.1%
Brookfield Asset Management Reinsurance Partners Ltd. - Class A *	2,759	143,503
Brookfield Asset Management, Inc. - Class A	400,000	20,392,000
		20,535,503
Banking — 7.2%
First Horizon National Corporation	2,100,000	36,288,000
Truist Financial Corporation	575,000	31,912,500
		68,200,500
Insurance — 4.2%
Brown & Brown, Inc.	180,000	9,565,200
Chubb Ltd.	190,000	30,198,600
		39,763,800
Specialty Finance — 3.0%
Fidelity National Financial, Inc.	670,000	29,118,200

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.7% (Continued)	Shares	Market Value
Health Care — 9.8%
Health Care Facilities & Services — 5.0%
Chemed Corporation	40,000	$18,980,000
Quest Diagnostics, Inc.	220,000	29,033,400
		48,013,400
Medical Equipment & Devices — 4.8%
Medtronic plc	365,000	45,307,450

Industrials — 8.7%
Aerospace & Defense — 4.3%
HEICO Corporation - Class A	137,120	17,027,562
Lockheed Martin Corporation	62,500	23,646,875
		40,674,437
Commercial Support Services — 1.0%
Rentokil Initial plc - ADR	274,200	9,614,823

Electrical Equipment — 1.2%
Roper Technologies, Inc.	25,000	11,755,000

Transportation & Logistics — 2.2%
United Parcel Service, Inc. - Class B	100,000	20,797,000

Real Estate — 8.2%
Real Estate Owners & Developers — 5.0%
Texas Pacific Land Corporation	30,000	47,992,200

REITs — 3.2%
Equinix, Inc.	37,400	30,017,240

Technology — 31.2%
Semiconductors — 4.4%
Texas Instruments, Inc.	215,000	41,344,500

Software — 10.7%
ANSYS, Inc. *	28,000	9,717,680
Microsoft Corporation	135,000	36,571,500
SAP SE - ADR	180,000	25,282,800
SS&C Technologies Holdings, Inc.	425,000	30,625,500
		102,197,480

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.7% (Continued)	Shares	Market Value
Technology — 31.2% (Continued)
Technology Services — 16.1%
Accenture plc - Class A	115,000	$33,900,850
Broadridge Financial Solutions, Inc.	205,000	33,113,650
Jack Henry & Associates, Inc.	114,500	18,721,895
Moody’s Corporation	65,000	23,554,050
Visa, Inc. - Class A	190,000	44,425,800
		153,716,245

Total Common Stocks (Cost $618,517,665)		$931,252,488

MONEY MARKET FUNDS — 2.4%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	22,687,514	$22,687,514
Federated Hermes Treasury Obligations Fund - Institutional Shares, 0.01% (a)	71,997	71,997
Total Money Market Funds (Cost $22,759,511)		$22,759,511

Total Investments at Market Value — 100.1% (Cost $641,277,176)		$954,011,999

Liabilities in Excess of Other Assets — (0.1%)		(989,461)

Net Assets — 100.0%		$953,022,538

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2021.
See notes to financial statements.

Ave Maria World Equity Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders,

The Ave Maria World Equity Fund (the “Fund”) had a total return of 12.27% for the six months ended June 30, 2021, compared to the total returns for the MSCI ACWI and S&P Global 1200 indices of 12.30% and 13.20%, respectively (the “global market indices”).

By geographic region, the United States provided the best returns among large global equity markets as measured by the S&P 500 Index, which advanced 15.25% in U.S. dollars. The European markets provided the second-best return as measured by the S&P Europe 350 Index, which advanced 12.36% in U.S. dollars.

In U.S. dollar terms, stocks in the emerging markets and Japan were laggards during the quarter with the MSCI Emerging Market Index advancing 7.45% and the Topix 150 returning 1.53%.

The Fund outperformed the global market indices during the first quarter of the year before taking a step backwards during the second quarter. Returns in both quarters were primarily driven through stock selection. IQVIA Holdings, Inc., which provides biopharmaceutical development and commercial outsourcing services, was our best quarterly performer following comments by company management indicating that new trial startup activity was improving following a slowdown during the pandemic. Adobe, Inc. rose following quarterly results that reflected strong customer adoption of Adobe’s creative cloud solutions and a pickup in spending by small and medium sized businesses. Finally, Otis Worldwide Corporation benefited from strong business execution following its separation from United Technologies.

Top returns during the second quarter of 2021:

IQVIA Holdings, Inc.	25.46%
Adobe, Inc.	23.20%
Otis Worldwide Corporation	19.83%

Top returns during the first half of 2021:

First Horizon Corporation	37.73%
IQVIA Holdings, Inc.	35.25%
Adobe, Inc	33.35%

The Fund’s worst performing stock during the quarter was Sapiens International Corporation N.V. Sapiens, which provides software solutions for the insurance industry, sold off during the spread of COVID-19 in India, which in turn prevented some workers from completing projects on time. Koninklijke Philips N.V.

AVE MARIA WORLD EQUITY FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

underperformed following the company’s decision to recall its Dreamstation 1 continuous positive airway pressure (CPAP), and mechanical ventilator devices out of concern that the sound abatement foam component could lead to health risks. Finally, Itochu Corporation’s stock price underperformed, as investors were disappointed with the company’s 2021 dividend payout guidance.

Bottom performers during the second quarter:

Sapiens International Corporation N.V.	-16.43%
Itochu Corporation	-11.93%
Koninklijke Philips N.V.	-11.25%

Bottom performers during the first half of 2021:

Sapiens International Corporation N.V.	-16.72%
Murata Manufacturing Company Ltd.	-15.04%
Ferrari N.V.	-9.78%

During the first half of 2021, no positions were eliminated, while the fund initiated new positions in Teleperformance (Business Services), Karooooo Ltd. (Business Services), Rubis SCA (Energy), and eDreams ODIGEO S.A. - ADR (Consumer Discretionary)

Thank you for being a shareholder in the Ave Maria World Equity Fund.

Anthony W. Gennaro Jr. CFA, CPA
Portfolio Manager

Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

AVE MARIA WORLD EQUITY FUND

Ten Largest Holdings

June 30, 2021 (Unaudited)

Shares	Company	Market Value	% of Net Assets
15,800	Microsoft Corporation	$4,280,220	5.4%
16,340	IQVIA Holdings, Inc.	3,959,509	5.0%
10,000	Mastercard, Inc. - Class A	3,650,900	4.6%
59,000	Coca-Cola European Partners plc	3,499,800	4.4%
10,500	Accenture plc - Class A	3,095,295	3.9%
24,119	Medtronic plc	2,993,892	3.8%
6,400	S&P Global, Inc.	2,626,880	3.3%
13,300	Lowe’s Companies, Inc.	2,579,801	3.2%
15,705	Pioneer Natural Resources Company	2,552,377	3.2%
21,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,523,360	3.2%

Asset Allocation (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Communications	4.1%
Consumer Discretionary	5.0%
Consumer Staples	6.6%
Energy	6.0%
Financials	18.3%
Health Care	14.1%
Industrials	10.1%
Real Estate	2.9%
Technology	32.0%

MONEY MARKET FUNDS, LIABILITIES IN EXCESS OF OTHER ASSETS	0.9%
100.0%

AVE MARIA WORLD EQUITY FUND

Schedule of Investments

June 30, 2021 (Unaudited)

COMMON STOCKS — 99.1%	Shares	Market Value
Communications — 4.1%
Entertainment Content — 2.2%
Electronic Arts, Inc.	12,000	$1,725,960

Internet Media & Services — 1.9%
eDreams ODIEGO S.A. - ADR *	19,160	1,542,815

Consumer Discretionary — 5.0%
Automotive — 1.8%
Cie Générale des Établissements Michelin - ADR	18,500	591,258
Ferrari N.V.	4,000	824,200
		1,415,458
Retail - Discretionary — 3.2%
Lowe’s Companies, Inc.	13,300	2,579,801

Consumer Staples — 6.6%
Beverages — 4.4%
Coca-Cola European Partners plc	59,000	3,499,880

Food — 2.2%
Mondelēz International, Inc. - Class A	27,500	1,717,100

Energy — 6.0%
Oil & Gas Producers — 6.0%
Chevron Corporation	13,100	1,372,094
Pioneer Natural Resources Company	15,705	2,552,377
Rubis SCA	19,600	872,226
		4,796,697
Financials — 18.3%
Banking — 4.0%
First Horizon National Corporation	105,000	1,814,400
Truist Financial Corporation	24,500	1,359,750
		3,174,150
Diversified Financial Services — 3.3%
S&P Global, Inc.	6,400	2,626,880

Insurance — 8.8%
AXA S.A. - ADR	92,600	2,356,670
Chubb Ltd.	15,500	2,463,570
Willis Towers Watson plc	9,500	2,185,190
		7,005,430

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 99.1% (Continued)	Shares	Market Value
Financials — 18.3% (Continued)
Specialty Finance — 2.2%
Fidelity National Financial, Inc.	39,500	$1,716,670

Health Care — 14.1%
Health Care Facilities & Services — 5.0%
IQVIA Holdings, Inc. *	16,340	3,959,509

Medical Equipment & Devices — 9.1%
Alcon, Inc.	25,500	1,791,630
Koninklijke Philips N.V.	50,099	2,489,920
Medtronic plc	24,119	2,993,892
		7,275,442
Industrials — 10.1%
Aerospace & Defense — 1.9%
Lockheed Martin Corporation	4,000	1,513,400

Capital Goods — 1.4%
Nidec Corporation - ADR	38,600	1,115,540

Diversified Industrials — 1.5%
Eaton Corporation plc	7,700	1,140,986

Electrical Equipment — 3.0%
Otis Worldwide Corporation	12,000	981,240
TE Connectivity Ltd.	10,500	1,419,705
		2,400,945
Machinery — 1.0%
ITOCHU Corporation - ADR	14,000	805,420

Transportation & Logistics — 1.3%
Canadian National Railway Company	10,000	1,055,200

Real Estate — 2.9%
Real Estate Services — 1.6%
FirstService Corporation	7,500	1,284,450

REITs — 1.3%
Equinix, Inc.	1,300	1,043,380

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 99.1% (Continued)	Shares	Market Value
Technology — 32.0%
Semiconductors — 5.3%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	$2,523,360
Texas Instruments, Inc.	8,500	1,634,550
		4,157,910
Software — 12.2%
Adobe, Inc. *	2,800	1,639,792
Karooooo Ltd. *	21,279	781,365
Microsoft Corporation	15,800	4,280,220
SAP SE - ADR	16,500	2,317,590
Sapiens International Corporation N.V.	26,352	692,267
		9,711,234
Technology Hardware — 1.7%
Murata Manufacturing Company Ltd. - ADR	71,500	1,367,080

Technology Services — 12.8%
Accenture plc - Class A	10,500	3,095,295
Mastercard, Inc. - Class A	10,000	3,650,900
Teleperformance - ADR	8,111	1,649,169
Visa, Inc. - Class A	7,500	1,753,650
		10,149,014

Total Common Stocks (Cost $54,075,733)		$78,780,351

MONEY MARKET FUNDS — 1.4%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $1,118,879)	1,118,879	$1,118,879

Total Investments at Market Value — 100.5% (Cost $55,194,612)		$79,899,230

Liabilities in Excess of Other Assets — (0.5%)		(435,652)

Net Assets — 100.0%		$79,463,578

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2021.
See notes to financial statements.

AVE MARIA WORLD EQUITY FUND

Summary of Common Stocks by Country

June 30, 2021 (Unaudited)

Country	Value	% of Net Assets
United States **	$48,114,366	60.5%
United Kingdom	5,685,070	7.1%
France	5,469,323	6.9%
Switzerland	4,255,200	5.4%
Netherlands	3,314,120	4.2%
Japan	3,288,040	4.1%
Taiwan	2,523,360	3.2%
Canada	2,339,650	2.9%
Germany	2,317,590	2.9%
Singapore	781,365	1.0%
Cayman Islands	692,267	0.9%
	$78,780,351	99.1%

**

Includes companies deemed to be a “non-U.S. company” as defined in the Fund’s prospectus, if a company is headquartered outside the United States, or has at least 50% of its revenues or operations outside the United States during its most recent fiscal year, at the time of purchase.

See notes to financial statements.

Ave Maria Focused Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders,

The Ave Maria Focused Fund (AVEAX) (the “Fund”) commenced operations on May 1, 2020. In the first half of 2021, the Fund was up 17.06%, compared to 15.25% for the benchmark S&P 500 Index (the “Benchmark”). For the 1-Year time period, the Fund was up 37.33%, compared to 40.79% for the Benchmark.

	YTD	1 Year	Since Inception
Ave Maria Focused Fund	17.06%	37.33%	38.39%
S&P 500 Index	15.25%	40.79%	45.51%

A Brief Note on Performance

The year began with the Fund almost fully deployed into companies that exemplified the guiding principles of the Fund, which are to purchase companies with durable, forecastable, and growing earnings; the ability to earn a high return on incremental invested capital; a long runway for redeployment of capital within existing businesses; and operated by strong and ethical management teams. The investment theses for several of our companies are beginning to play out, hence the strong year-to-date performance. Our strongest performer in the period was Texas Pacific Land Corporation (+121.0%), followed by eDreams (+63.4%), which benefited by a business model transition and the initial re-opening of European leisure travel. Two other companies in the portfolio generated returns greater than 40%. Five companies generated returns over 20%. Only four companies in the period generated negative returns. Cash drag during 2020 caused the since inception returns to lag the Benchmark as it took time to fully deploy the Fund and build a portfolio of high-quality companies. If the Fund continues its outperformance, then we expect that the cash drag from 2020 will be diminished in future calculations of performance since inception.

An Interesting Investment Theme – Business Model Transitions

If a company can transition to a superior business model, its valuation will generally increase to reflect its success. These transitions can be opportunities to generate extraordinary returns. Of the 24 companies in the Fund’s portfolio, 11 are in some form of business model transition. Our software holdings – Adobe, Autodesk, Microsoft, and Tyler Technologies – are at various stages of shifting from a licensing model to a Software as a Service model. APi Group transitions acquired companies from a project-first business model to service- first model. eDreams is transitioning from a transaction-based model to a subscription model, and it is the first company in the travel industry to make this switch. Frontdoor is transforming from a specialty insurance company to a

AVE MARIA FOCUSED FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

home repair service technology company. Hermes is completing its shift away from outside concessionaires to selling directly to customers. In addition to collecting royalty checks on oil and selling land, Texas Pacific is becoming a leading oilfield services company. Valvoline is shifting from a branded consumer products company to a leading retailer. Finally, Green Plains is changing from a producer of commodity products to a producer of high-value animal feed ingredients.

New Investments:

●

Green Plains produces ethanol, animal feed ingredients, corn oil, specialty alcohols and other products. Green Plains’ legacy business has structural attributes that we would rather avoid, such as exposure to cyclical markets, commoditized products, and low returns on capital. However, Green Plains recently acquired a transformative technology company, Fluid Quip. The acquisition will allow Green Plains to transition to the production of valuable high-protein feed ingredients, as well as industrial and specialty sugars. Furthermore, the company can sequester the carbon produced in its corn milling operations, which can allow it to capture a premium price for its ethanol sold into states with Low Carbon Fuel Standards (LCFS) and allow it to collect federal 45Q tax credits. Consequently, Green Plains’ free cash flow should materially increase, and the Fund should benefit from both a growth in earnings and an expansion of its valuation multiple.

●

Archaea Energy is the combination of Archaea Energy and Aria Energy, which are going public through a merger with the Special Purpose Acquisition Corporation (Rice Acquisition Corp.) formed by the Rice family – a family with a history of creating shareholder wealth via public companies. The companies collect renewable natural gas, primarily from landfills, process it, and either convert it into electricity or sell it for distribution in a natural gas pipeline. As with Green Plains, Archaea benefits from LCFS credits and 45Q tax credits. The Fund has substantial investments in two waste companies. Both companies are focused on collecting gas from their landfills and view gas collection infrastructure investments as highly attractive.

AVE MARIA FOCUSED FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

Other Portfolio Changes:

Positions in three companies were reduced during the period. Two reductions were to manage portfolio concentration. One reduction was to re-deploy capital into better opportunities. We fully exited the position in Software AG and SBA Communications.

We made additions to eight holdings: API Group, Brookfield Asset Management, Chemed, eDreams, GFL, Environmental, S&P Global, and Texas Pacific Land Corp.

Top Ten Positions:

Top Ten Positions in the Portfolio as of June 30, 2021

	Company	Portfolio Weight
1.	eDreams ODIGEO	12.6%
2.	APi Group	8.9%
3.	GFL Environmental	8.3%
4.	Microsoft	7.4%
5.	Equinix	6.1%
6.	Frontdoor	5.4%
7.	Green Plains	4.7%
8.	Adobe	4.6%
9.	Valvoline	4.0%
10.	Visa	3.2%

Thank you for partnering with us. Your investment in the Ave Maria Focused Fund is appreciated.

With best regards,

Chadd M. Garcia, CFA	Adam P. Gaglio, CFA
Lead Portfolio Manager	Co-Portfolio Manager

Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

AVE MARIA FOCUSED FUND

Ten Largest Holdings

June 30, 2021 (Unaudited)

Shares	Company	Market Value	% of Net Assets
78,812	eDreams ODIEGO S.A. - ADR	$6,346,155	12.6%
213,959	API Group Corporation	4,469,604	8.9%
130,271	GFL Environmental, Inc.	4,158,250	8.3%
13,731	Microsoft Corporation	3,719,728	7.4%
3,830	Equinix, Inc.	3,073,958	6.1%
54,176	frontdoor, inc.	2,699,048	5.4%
69,750	Green Plains, Inc.	2,344,995	4.7%
3,936	Adobe, Inc.	2,305,079	4.6%
62,367	Valvoline, Inc.	2,024,433	4.0%
6,945	Visa, Inc. - Class A	1,623,880	3.2%

Asset Allocation (Unaudited)

% of Net Assets
COMMON STOCKS
Sector
Communications	12.6%
Consumer Discretionary	4.4%
Energy	4.7%
Financials	7.0%
Health Care	3.1%
Industrials	24.8%
Materials	4.0%
Real Estate	9.0%
Technology	25.5%

MONEY MARKET FUNDS, OTHER ASSETS IN EXCESS OF LIABILITIES	4.9%
100.0%

AVE MARIA FOCUSED FUND

Schedule of Investments

June 30, 2021 (Unaudited)

COMMON STOCKS — 95.1%	Shares	Market Value
Communications — 12.6%
Internet Media & Services — 12.6%
eDreams ODIEGO S.A. - ADR *	78,812	$6,346,155

Consumer Discretionary — 4.4%
Apparel & Textile Products — 2.7%
Hermes International - ADR	9,183	1,340,535

Automotive — 1.7%
Ferrari N.V.	4,284	882,718

Energy — 4.7%
Renewable Energy — 4.7%
Green Plains, Inc. *	69,750	2,344,995

Financials — 7.0%
Asset Management — 4.4%
Brookfield Asset Management Reinsurance Partners Ltd. - Class A *	184	9,560
Brookfield Asset Management, Inc. - Class A	26,647	1,358,464
Rice Acquisition Corporation - Class A *	46,225	834,361
		2,202,385
Diversified Financial Services — 2.6%
S&P Global, Inc.	3,278	1,345,455

Health Care — 3.1%
Health Care Facilities & Services — 3.1%
Chemed Corporation	3,321	1,575,814

Industrials — 24.8%
Commercial Support Services — 10.5%
GFL Environmental, Inc.	130,271	4,158,250
Waste Connections, Inc.	9,644	1,151,783
		5,310,033
Electrical Equipment — 8.9%
API Group Corporation *	213,959	4,469,604

Engineering & Construction — 5.4%
frontdoor, inc. *	54,176	2,699,048

Materials — 4.0%
Chemicals — 4.0%
Valvoline, Inc.	62,367	2,024,433

AVE MARIA FOCUSED FUND

SCHEDULE OF INVESTMENTS

(Continued)

COMMON STOCKS — 95.1% (Continued)	Shares	Market Value
Real Estate — 9.0%
Real Estate Owners & Developers — 2.9%
Texas Pacific Land Corporation	925	$1,479,760

REITs — 6.1%
Equinix, Inc.	3,830	3,073,958

Technology — 25.5%
Software — 17.2%
Adobe, Inc. *	3,936	2,305,079
Autodesk, Inc. *	3,465	1,011,433
Change Healthcare, Inc. *	13,000	299,520
Microsoft Corporation	13,731	3,719,728
Tyler Technologies, Inc. *	2,946	1,332,682
		8,668,442
Technology Services — 8.3%
Mastercard, Inc. - Class A	4,163	1,519,870
Moody’s Corporation	2,831	1,025,869
Visa, Inc. - Class A	6,945	1,623,880
		4,169,619

Total Common Stocks (Cost $36,502,586)		$47,932,954

MONEY MARKET FUNDS — 3.0%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $1,514,258)	1,514,258	$1,514,258

Total Investments at Market Value — 98.1% (Cost $38,016,844)		$49,447,212

Other Assets in Excess of Liabilities — 1.9%		950,220

Net Assets — 100.0%		$50,397,432

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of June 30, 2021.
See notes to financial statements.

Ave Maria Bond Fund

Portfolio Manager Commentary

(Unaudited)

Dear Fellow Shareholders,

For the six months ended June 30, 2021, the total return of the Ave Maria Bond Fund (the “Fund”) was 4.68%, compared to the Bloomberg Barclays Intermediate U.S. Government/ Credit Index at -0.90%. The Fund’s combination of short-maturity bonds and dividend-paying common stocks were the primary drivers of performance during the first half of the year.

Interest rates spiked during the first quarter as the 10-year U.S. Treasury went from 0.9% to 1.7%. The second quarter was less eventful as the 10-year yield slipped to 1.4% by quarter end. The bond market has full faith in the Federal Reserve (the Fed), as interest rates decreased across the yield curve and inflation readings came in higher than expected. The Fed has deemed the recent inflation spike as “transitory” and believes inflation will be back around the Fed’s 2% target later this year. Regardless, with the 10-year at 1.4%, investors are earning a negative return after inflation, and in fact, the same goes for investors willing to purchase the 30-year Treasuries, which yield slightly over 2%.

Corporate credit spreads are touching multi-decade lows as investors continue to search for yield. It is in this environment the Fund remains invested in high-quality, short-maturity US Treasury and corporate bonds, as investors are currently not being adequately compensated for interest rate and credit risk.

In reviewing the performance of the Fund during the first half of 2021, the three top-performing assets were the common stocks of Texas Pacific Land Corp., (royalty income – oil and gas), First Horizon Corp. (regional bank) and Watsco, Inc. (industrial distributor). During the period, the Fund’s weakest-performing assets were intermediate - maturity corporate bonds.

AVE MARIA BOND FUND
PORTFOLIO MANAGER COMMENTARY
(Unaudited) (Continued)

From an historical perspective, interest rates and corporate credit spreads are currently low. Therefore, the Fund will to be managed in a conservative manner. Average bond maturity will be kept short and credit quality high. Despite the runup in equity prices, dividend-paying common stocks continue to offer an attractive combination of current income and potential price appreciation.

We appreciate your investment in the Ave Maria Bond Fund.

Brandon S. Scheitler, VP	George P. Schwartz, CFA
Lead Portfolio Manager	Co-Portfolio Manager

Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

AVE MARIA BOND FUND

Ten Largest Holdings*

June 30, 2021 (Unaudited)

Par Value/ Shares	Holding	Market Value	% of Net Assets
$10,585,700	U.S. Treasury Inflation-Protected Notes, 0.500%, due 04/15/24	$11,409,538	2.5%
$10,601,000	Illinois Tool Works, Inc., 2.650%, due 11/15/26	11,376,096	2.5%
$10,000,000	U.S. Treasury Notes, 2.875%, due 11/30/23	10,611,328	2.3%
$10,000,000	U.S. Treasury Notes, 2.125%, due 11/30/24	10,533,984	2.3%
$10,000,000	U.S. Treasury Notes, 1.625%, due 08/31/22	10,175,000	2.2%
$10,000,000	U.S. Treasury Notes, 0.375%, due 04/15/24	9,987,500	2.2%
$10,000,000	U.S. Treasury Notes, 0.500%, due 03/31/25	9,952,734	2.2%
5,400	Texas Pacific Land Corporation	8,638,596	1.9%
$7,375,000	BlackRock, Inc., 3.200%, due 03/15/27	8,180,748	1.8%
$7,094,230	U.S. Treasury Inflation-Protected Notes, 0.375%, due 07/15/27	7,913,207	1.7%

*	Excludes cash equivalents.

Asset Allocation (Unaudited)

% of Net Assets
U.S. GOVERNMENT & AGENCIES	24.8%

CORPORATE BONDS
Sector
Communications	1.4%
Consumer Discretionary	6.5%
Consumer Staples	7.0%
Energy	3.6%
Financials	5.2%
Health Care	4.4%
Industrials	7.6%
Materials	2.6%
Technology	12.1%

COMMON STOCKS
Sector
Consumer Discretionary	2.5%
Consumer Staples	1.3%
Energy	1.3%
Financials	4.5%
Health Care	1.1%
Industrials	3.9%
Real Estate	1.9%
Technology	3.1%

MONEY MARKET FUNDS, OTHER ASSETS IN EXCESS OF LIABILITIES	5.2%
100.0%

AVE MARIA BOND FUND

Schedule of Investments

June 30, 2021 (Unaudited)

U.S. GOVERNMENT & AGENCIES — 24.8%	Par Value	Market Value
U.S. Treasury Bonds — 0.6%
8.000%, due 11/15/21	$2,500,000	$2,573,828

U.S. Treasury Inflation-Protected Notes — 11.2% (a)
0.625%, due 04/15/23	1,504,776	1,591,741
0.500%, due 04/15/24	10,585,700	11,409,538
2.375%, due 01/15/25	4,249,110	4,937,931
0.625%, due 01/15/26	5,618,050	6,239,401
2.000%, due 01/15/26	4,035,450	4,748,117
0.375%, due 01/15/27	4,310,436	4,771,619
0.375%, due 07/15/27	7,094,230	7,913,207
0.500%, due 01/15/28	5,411,800	6,069,531
0.750%, due 07/15/28	2,659,000	3,052,241
		50,733,326
U.S. Treasury Notes — 13.0%
1.875%, due 07/31/22	2,500,000	2,547,656
1.625%, due 08/31/22	10,000,000	10,175,000
2.875%, due 11/30/23	10,000,000	10,611,328
0.375%, due 04/15/24	10,000,000	9,987,500
2.125%, due 11/30/24	10,000,000	10,533,984
0.500%, due 03/31/25	10,000,000	9,952,734
0.125%, due 04/15/26	5,090,200	5,537,979
		59,346,181
Total U.S. Government & Agencies (Cost $111,774,709)		$112,653,335

CORPORATE BONDS — 50.4%	Par Value	Market Value
Communications — 1.4%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$6,340,499

Consumer Discretionary — 6.5%
Lowe’s Companies, Inc., 3.800%, due 11/15/21	1,000,000	1,004,264
Lowe’s Companies, Inc., 3.120%, due 04/15/22	3,000,000	3,045,544
Lowe’s Companies, Inc., 3.125%, due 09/15/24	800,000	857,046
Lowe’s Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,644,503
Lowe’s Companies, Inc., 2.500%, due 04/15/26	3,000,000	3,183,819
Lowe’s Companies, Inc., 3.100%, due 05/03/27	5,000,000	5,453,047
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	3,179,759
Ross Stores, Inc., 0.875%, due 04/15/26	1,700,000	1,664,962
TJX Companies, Inc. (The), 2.500%, due 05/15/23	2,000,000	2,069,585
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,426,000	3,604,630
TJX Companies, Inc. (The), 1.150%, due 05/15/28	2,000,000	1,938,267

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 50.4% (Continued)	Par Value	Market Value
Consumer Discretionary — 6.5% (Continued)
VF Corporation, 2.400%, due 04/23/25	$650,000	$681,841
VF Corporation, 2.800%, due 04/23/27	1,200,000	1,281,944
		29,609,211
Consumer Staples — 7.0%
Coca-Cola Company (The), 1.450%, due 06/01/27	2,500,000	2,525,765
Coca-Cola Company (The), 1.000%, due 03/15/28	1,000,000	970,163
Colgate-Palmolive Company, 2.250%, due 11/15/22	500,000	513,295
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,663,000	2,735,260
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	853,725
Hershey Company (The), 2.625%, due 05/01/23	4,536,000	4,696,466
Hershey Company (The), 3.375%, due 05/15/23	500,000	526,465
Hershey Company (The), 2.050%, due 11/15/24	3,200,000	3,338,010
Hershey Company (The), 2.300%, due 08/15/26	1,500,000	1,593,849
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,019,497
Kimberly-Clark Corporation, 2.400%, due 03/01/22	3,811,000	3,866,298
Kimberly-Clark Corporation, 2.400%, due 06/01/23	440,000	456,756
Kimberly-Clark Corporation, 2.650%, due 03/01/25	1,115,000	1,184,627
Kimberly-Clark Corporation, 2.750%, due 02/15/26	343,000	372,432
Kimberly-Clark Corporation, 1.050%, due 09/15/27	1,000,000	979,564
McCormick & Company, Inc., 3.900%, due 07/15/21	2,500,000	2,503,325
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,637,770
		31,773,267
Energy — 3.6%
Chevron Corporation, 2.895%, due 03/03/24	1,824,000	1,930,925
Chevron Corporation, 2.954%, due 05/16/26	1,450,000	1,572,811
Chevron Corporation, 1.995%, due 05/11/27	5,085,000	5,248,722
Exxon Mobil Corporation, 2.397%, due 03/06/22	2,000,000	2,022,498
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,740,501
Exxon Mobil Corporation, 2.019%, due 08/16/24	2,650,000	2,760,836
Exxon Mobil Corporation, 2.709%, due 03/06/25	998,000	1,061,555
		16,337,848
Financials — 5.2%
BlackRock, Inc., 3.500%, due 03/18/24	2,500,000	2,700,899
BlackRock, Inc., 3.200%, due 03/15/27	7,375,000	8,180,748
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	4,309,000	4,659,308
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	500,000	549,617
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,662,418
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,839,957
U.S. Bancorp, 3.375%, due 02/05/24	1,000,000	1,071,046
		23,663,993

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 50.4% (Continued)	Par Value	Market Value
Health Care — 4.4%
Medtronic, Inc., 3.500%, due 03/15/25	$5,598,000	$6,147,976
Stryker Corporation, 3.375%, due 05/15/24	5,500,000	5,896,226
Stryker Corporation, 3.375%, due 11/01/25	1,026,000	1,120,826
Stryker Corporation, 3.500%, due 03/15/26	2,468,000	2,721,682
Zimmer Biomet Holdings, Inc., 3.550%, due 04/01/25	3,955,000	4,292,162
		20,178,872
Industrials — 7.6%
3M Company, 2.000%, due 06/26/22	1,073,000	1,092,138
3M Company, 2.250%, due 03/15/23	3,000,000	3,092,935
Illinois Tool Works, Inc., 3.500%, due 03/01/24	2,450,000	2,623,700
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	11,376,096
PACCAR Financial Corporation, 1.650%, due 08/11/21	3,750,000	3,756,101
Snap-on, Inc., 6.125%, due 09/01/21	2,000,000	2,017,080
United Parcel Service, Inc., 2.350%, due 05/16/22	2,990,000	3,040,375
United Parcel Service, Inc., 2.200%, due 09/01/24	3,410,000	3,573,455
United Parcel Service, Inc., 2.800%, due 11/15/24	1,000,000	1,067,212
United Parcel Service, Inc., 2.400%, due 11/15/26	2,869,000	3,053,256
		34,692,348
Materials — 2.6%
Ecolab, Inc., 2.375%, due 08/10/22	415,000	423,651
Ecolab, Inc., 3.250%, due 01/14/23	5,000,000	5,206,975
Ecolab, Inc., 2.700%, due 11/01/26	5,638,000	6,042,648
		11,673,274
Technology — 12.1%
Cisco Systems, Inc., 2.600%, due 02/28/23	2,475,000	2,570,166
Cisco Systems, Inc., 3.625%, due 03/04/24	3,500,000	3,786,426
Cisco Systems, Inc., 2.950%, due 02/28/26	1,000,000	1,086,724
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	3,306,172
Mastercard, Inc., 3.375%, due 04/01/24	3,855,000	4,157,867
Mastercard, Inc., 2.000%, due 03/03/25	5,625,000	5,882,831
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	2,183,911
Mastercard, Inc., 3.300%, due 03/26/27	5,199,000	5,753,625
Mastercard, Inc., 3.500%, due 02/26/28	450,000	505,820
Moody’s Corporation, 4.500%, due 09/01/22	1,000,000	1,037,898
Moody’s Corporation, 2.625%, due 01/15/23	3,319,000	3,425,926
Moody’s Corporation, 4.875%, due 02/15/24	1,500,000	1,647,947
Moody’s Corporation, 3.250%, due 01/15/28	3,550,000	3,893,479
Texas Instruments, Inc., 2.250%, due 05/01/23	2,500,000	2,569,643
Texas Instruments, Inc., 1.375%, due 03/12/25	1,160,000	1,184,650
Texas Instruments, Inc., 2.900%, due 11/03/27	740,000	807,129
Texas Instruments, Inc., 2.250%, due 09/04/29	1,112,000	1,159,348

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 50.4% (Continued)	Par Value	Market Value
Technology — 12.1% (Continued)
Visa, Inc., 2.150%, due 09/15/22	$4,000,000	$4,086,744
Visa, Inc., 3.150%, due 12/14/25	3,905,000	4,273,644
Visa, Inc., 1.900%, due 04/15/27	354,000	365,765
Visa, Inc., 2.750%, due 09/15/27	1,150,000	1,243,861
		54,929,576

Total Corporate Bonds (Cost $223,603,735)		$229,198,888

COMMON STOCKS — 19.6%	Shares	Market Value
Consumer Discretionary — 2.5%
Apparel & Textile Products — 1.1%
VF Corporation	60,000	$4,922,400

Retail - Discretionary — 1.4%
Genuine Parts Company	49,300	6,234,971

Consumer Staples — 1.3%
Beverages — 1.3%
Coca-Cola European Partners plc	100,000	5,932,000

Energy — 1.3%
Oil & Gas Producers — 1.3%
Chevron Corporation	58,000	6,074,920

Financials — 4.5%
Asset Management — 1.3%
BlackRock, Inc.	7,000	6,124,790

Banking — 2.3%
First Horizon National Corporation	366,000	6,324,480
Truist Financial Corporation	77,000	4,273,500
		10,597,980
Specialty Finance — 0.9%
Fidelity National Financial, Inc.	90,000	3,911,400

Health Care — 1.1%
Medical Equipment & Devices — 1.1%
Medtronic plc	40,000	4,965,200

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 19.6% (Continued)	Shares	Market Value
Industrials — 3.9%
Industrial Support Services — 2.7%
Fastenal Company	106,000	$5,512,000
Watsco, Inc.	24,000	6,879,360
		12,391,360
Transportation & Logistics — 1.2%
United Parcel Service, Inc. - Class B	25,000	5,199,250

Real Estate — 1.9%
Real Estate Owners & Developers — 1.9%
Texas Pacific Land Corporation	5,400	8,638,596

Technology — 3.1%
Semiconductors — 1.6%
Texas Instruments, Inc.	37,000	7,115,100

Technology Services — 1.5%
Western Union Company (The)	300,000	6,891,000

Total Common Stocks (Cost $55,587,822)		$88,998,967

MONEY MARKET FUNDS — 4.7%	Shares	Market Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (b) (Cost $21,175,025)	21,175,025	$21,175,025

Total Investments at Market Value — 99.5% (Cost $412,141,291)		$452,026,215

Other Assets in Excess of Liabilities — 0.5%		2,395,856

Net Assets — 100.0%		$454,422,071

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of June 30, 2021.
See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
ASSETS
Investment securities:
At cost	$206,741,186	$574,312,734	$641,277,176
At market value (Note 1)	$311,954,936	$1,036,348,143	$954,011,999
Cash	—	78,731	44,201
Receivable for capital shares sold	138,813	333,766	675,615
Dividends receivable	76,553	327,502	1,264,208
Tax reclaims receivable	2,454	77,526	44,819
Other assets	22,832	40,584	38,385
TOTAL ASSETS	312,195,588	1,037,206,252	956,079,227

LIABILITIES
Dividends payable	—	—	222,150
Payable for capital shares redeemed	141,415	923,604	952,803
Payable to Adviser (Note 2)	599,195	1,890,114	1,770,731
Payable to administrator (Note 2)	25,427	83,468	78,024
Other accrued expenses	15,482	34,978	32,981
TOTAL LIABILITIES	781,519	2,932,164	3,056,689

NET ASSETS	$311,414,069	$1,034,274,088	$953,022,538

NET ASSETS CONSIST OF:
Paid-in capital	$195,215,566	$517,584,047	$585,963,707
Accumulated earnings	116,198,503	516,690,041	367,058,831
NET ASSETS	$311,414,069	$1,034,274,088	$953,022,538
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,609,273	21,282,104	42,534,838
Net asset value, offering price and redemption price per share (Note 1)	$24.70	$48.60	$22.41

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
ASSETS
Investment securities:
At cost	$55,194,612	$38,016,844	$412,141,291
At market value (Note 1)	$79,899,230	$49,447,212	$452,026,215
Cash	4,209	2,944	—
Receivable for capital shares sold	58,586	13,573	928,894
Receivable for investment securities sold	553,144	1,022,255	—
Dividends and interest receivable	87,302	6	2,087,036
Tax reclaims receivable	4,572	—	—
Other assets	19,380	16,769	29,898
TOTAL ASSETS	80,626,423	50,502,759	455,072,043

LIABILITIES
Due to custodian	298,655	—	—
Dividends payable	—	—	78,359
Payable for capital shares redeemed	78,608	231	216,591
Payable for investment securities purchased	589,463	—	—
Payable to Adviser (Note 2)	180,271	92,669	298,869
Payable to administrator (Note 2)	6,573	4,040	33,875
Other accrued expenses	9,275	8,387	22,278
TOTAL LIABILITIES	1,162,845	105,327	649,972

NET ASSETS	$79,463,578	$50,397,432	$454,422,071

NET ASSETS CONSIST OF:
Paid-in capital	$56,093,089	$38,250,965	$409,410,686
Accumulated earnings	23,370,489	12,146,467	45,011,385
NET ASSETS	$79,463,578	$50,397,432	$454,422,071
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,453,040	3,463,700	36,476,922
Net asset value, offering price and redemption price per share (Note 1)	$17.84	$14.55	$12.46

See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Statements of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
INVESTMENT INCOME
Dividends	$1,383,661	$4,585,040	$8,450,488
Foreign withholding taxes on dividends	(13,509)	(190,793)	(81,519)
Interest	280	—	—
TOTAL INVESTMENT INCOME	1,370,432	4,394,247	8,368,969

EXPENSES
Investment advisory fees (Note 2)	1,168,965	3,622,295	3,355,527
Administration, accounting and transfer agent fees (Note 2)	144,482	485,045	449,995
Trustees’ fees and expenses (Note 2)	19,652	68,689	63,608
Postage and supplies	22,976	49,674	46,244
Registration and filing fees	16,842	28,499	24,122
Audit and tax services fees	13,790	28,819	27,061
Legal fees	15,390	15,390	15,390
Custodian and bank service fees	8,922	28,530	26,566
Advisory board fees and expenses (Note 2)	4,493	16,341	15,525
Insurance expense	6,874	8,453	9,311
Printing of shareholder reports	5,903	10,967	9,680
Compliance service fees and expenses (Note 2)	2,190	7,212	6,716
Other expenses	11,606	23,660	22,285
TOTAL EXPENSES	1,442,085	4,393,574	4,072,030

NET INVESTMENT INCOME (LOSS)	(71,653)	673	4,296,939

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	11,056,406	54,653,959	54,165,019
Net change in unrealized appreciation (depreciation) on investments	44,837,710	70,940,918	76,300,519
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	55,894,116	125,594,877	130,465,538

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,822,463	$125,595,550	$134,762,477

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited) (Continued)

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
INVESTMENT INCOME
Dividends	$763,726	$119,215	$1,119,129
Foreign withholding taxes on dividends	(66,182)	(5,738)	—
Interest	—	—	3,230,556
TOTAL INVESTMENT INCOME	697,544	113,477	4,349,685

EXPENSES
Investment advisory fees (Note 2)	351,160	173,518	609,494
Administration, accounting and transfer agent fees (Note 2)	37,191	20,550	195,318
Trustees’ fees and expenses (Note 2)	5,210	2,767	30,990
Postage and supplies	8,531	3,677	18,993
Registration and filing fees	16,105	20,900	24,240
Audit and tax services fees	9,044	8,419	16,743
Legal fees	15,390	15,391	15,391
Custodian and bank service fees	2,810	1,649	13,301
Advisory board fees and expenses (Note 2)	509	723	7,077
Insurance expense	3,724	2,364	6,983
Printing of shareholder reports	2,073	818	4,526
Compliance service fees and expenses (Note 2)	552	325	3,240
Other expenses	8,896	8,154	22,119
TOTAL EXPENSES	461,195	259,255	968,415
Less fee reductions by the Adviser (Note 2)	—	(4,081)	—
Previous investment advisory fee reductions recouped by the Adviser (Note 2)	858	—	—
NET EXPENSES	462,053	255,174	968,415

NET INVESTMENT INCOME (LOSS)	235,491	(141,697)	3,381,270

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	1,816,544	890,900	4,936,211
Net realized gains from foreign currency transactions (Note 1)	1,699	—	—
Net change in unrealized appreciation (depreciation) on investments	6,341,913	5,984,337	11,096,857
Net change in unrealized appreciation (depreciation) on foreign currency translation	1,162	—	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	8,161,318	6,875,237	16,033,068

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,396,809	$6,733,540	$19,414,338

See notes to financial statements.

Ave Maria Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS
Net investment income (loss)	$(71,653)	$1,136,725
Net realized gains from investment transactions	11,056,406	7,534,895
Net change in unrealized appreciation (depreciation) on investments	44,837,710	4,811,078
Net increase in net assets resulting from operations	55,822,463	13,482,698

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(8,672,343)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	28,468,741	27,750,470
Reinvestment of distributions to shareholders	—	8,283,898
Payments for shares redeemed	(24,124,588)	(37,340,674)
Net increase (decrease) in net assets from capital share transactions	4,344,153	(1,306,306)

TOTAL INCREASE IN NET ASSETS	60,166,616	3,504,049

NET ASSETS
Beginning of period	251,247,453	247,743,404
End of period	$311,414,069	$251,247,453

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,199,246	1,601,300
Shares issued in reinvestment of distributions to shareholders	—	411,520
Shares redeemed	(1,045,033)	(2,145,428)
Net increase (decrease) in shares outstanding	154,213	(132,608)
Shares outstanding, beginning of period	12,455,060	12,587,668
Shares outstanding, end of period	12,609,273	12,455,060

See notes to financial statements.

Ave Maria Growth Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS
Net investment income (loss)	$673	$(1,397,545)
Net realized gains from investment transactions	54,653,959	48,885,126
Net change in unrealized appreciation (depreciation) on investments	70,940,918	102,555,167
Net increase in net assets resulting from operations	125,595,550	150,042,748

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(47,493,030)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	89,165,109	207,506,663
Reinvestment of distributions to shareholders	—	45,095,958
Payments for shares redeemed	(129,233,981)	(261,168,824)
Net decrease in net assets from capital share transactions	(40,068,872)	(8,566,203)

TOTAL INCREASE IN NET ASSETS	85,526,678	93,983,515

NET ASSETS
Beginning of period	948,747,410	854,763,895
End of period	$1,034,274,088	$948,747,410

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,965,458	5,618,900
Shares issued in reinvestment of distributions to shareholders	—	1,062,822
Shares redeemed	(2,893,868)	(6,965,246)
Net decrease in shares outstanding	(928,410)	(283,524)
Shares outstanding, beginning of period	22,210,514	22,494,038
Shares outstanding, end of period	21,282,104	22,210,514

See notes to financial statements.

Ave Maria Rising Dividend Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS
Net investment income	$4,296,939	$9,844,230
Net realized gains from investment transactions	54,165,019	12,661,959
Net change in unrealized appreciation (depreciation) on investments	76,300,519	12,335,464
Net increase in net assets resulting from operations	134,762,477	34,841,653

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(4,137,950)	(22,507,318)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	72,990,093	128,641,107
Reinvestment of distributions to shareholders	3,673,472	20,257,565
Payments for shares redeemed	(111,792,738)	(256,790,815)
Net decrease in net assets from capital share transactions	(35,129,173)	(107,892,143)

TOTAL INCREASE (DECREASE) IN NET ASSETS	95,495,354	(95,557,808)

NET ASSETS
Beginning of period	857,527,184	953,084,992
End of period	$953,022,538	$857,527,184

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	3,447,531	7,682,610
Shares issued in reinvestment of distributions to shareholders	168,940	1,130,986
Shares redeemed	(5,424,412)	(15,498,988)
Net decrease in shares outstanding	(1,807,941)	(6,685,392)
Shares outstanding, beginning of period	44,342,779	51,028,171
Shares outstanding, end of period	42,534,838	44,342,779

See notes to financial statements.

Ave Maria World Equity Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS
Net investment income	$235,491	$326,519
Net realized gains (losses) from investment transactions	1,816,544	(3,359,015)
Net realized gains from foreign currency transactions (Note 1)	1,699	—
Net change in unrealized appreciation (depreciation) on investments	6,341,913	2,559,275
Net change in unrealized appreciation (depreciation) on foreign currency translation	1,162	—
Net increase (decrease) in net assets resulting from operations	8,396,809	(473,221)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(326,947)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	9,827,737	14,933,771
Reinvestment of distributions to shareholders	—	301,435
Payments for shares redeemed	(7,991,622)	(19,106,759)
Net increase (decrease) in net assets from capital share transactions	1,836,115	(3,871,553)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,232,924	(4,671,721)

NET ASSETS
Beginning of period	69,230,654	73,902,375
End of period	$79,463,578	$69,230,654

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	567,865	1,100,322
Shares issued in reinvestment of distributions to shareholders	—	19,068
Shares redeemed	(471,579)	(1,385,079)
Net increase (decrease) in shares outstanding	96,286	(265,689)
Shares outstanding, beginning of period	4,356,754	4,622,443
Shares outstanding, end of period	4,453,040	4,356,754

See notes to financial statements.

Ave Maria Focused Fund

StatementS of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(a)
FROM OPERATIONS
Net investment loss	$(141,697)	$(91,477)
Net realized gains from investment transactions	890,900	170,264
Net change in unrealized appreciation (depreciation) on investments	5,984,337	5,446,031
Net increase in net assets resulting from operations	6,733,540	5,524,818

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	—	(112,201)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	12,545,910	29,773,287
Reinvestment of distributions to shareholders	—	111,586
Payments for shares redeemed	(3,198,284)	(981,224)
Net increase in net assets from capital share transactions	9,347,626	28,903,649

TOTAL INCREASE IN NET ASSETS	16,081,166	34,316,266

NET ASSETS
Beginning of period	34,316,266	—
End of period	$50,397,432	$34,316,266

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	947,846	2,837,401
Shares issued in reinvestment of distributions to shareholders	—	9,057
Shares redeemed	(244,736)	(85,868)
Net increase in shares outstanding	703,110	2,760,590
Shares outstanding, beginning of period	2,760,590	—
Shares outstanding, end of period	3,463,700	2,760,590

(a)	Represents the period from commencement of operations (May 1, 2020) through December 31, 2020.
See notes to financial statements.

Ave Maria Bond Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS
Net investment income	$3,381,270	$7,283,416
Net realized gains from investment transactions	4,936,211	2,602,955
Net change in unrealized appreciation (depreciation) on investments	11,096,857	11,074,768
Net increase in net assets resulting from operations	19,414,338	20,961,139

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(3,198,665)	(9,878,726)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	82,171,710	126,643,756
Reinvestment of distributions to shareholders	2,879,248	8,928,357
Payments for shares redeemed	(67,720,828)	(120,628,440)
Net increase in net assets from capital share transactions	17,330,130	14,943,673

TOTAL INCREASE IN NET ASSETS	33,545,803	26,026,086

NET ASSETS
Beginning of period	420,876,268	394,850,182
End of period	$454,422,071	$420,876,268

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	6,685,038	10,895,295
Shares issued in reinvestment of distributions to shareholders	233,355	763,454
Shares redeemed	(5,530,826)	(10,497,852)
Net increase in shares outstanding	1,387,567	1,160,897
Shares outstanding, beginning of period	35,089,355	33,928,458
Shares outstanding, end of period	36,476,922	35,089,355

See notes to financial statements.

Ave Maria Value Fund

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$20.17		$19.68	$17.19	$20.88	$19.12	$16.42

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.09	0.01	(0.03)	(0.06)	(0.03)
Net realized and unrealized gains (losses) on investments	4.54		1.12	3.52	(1.81)	3.46	2.73
Total from investment operations	4.53		1.21	3.53	(1.84)	3.40	2.70

Less distributions from:
Net investment income	—		(0.09)	(0.01)	—	—	—
Net realized gains on investments	—		(0.63)	(1.03)	(1.85)	(1.64)	—
Total distributions	—		(0.72)	(1.04)	(1.85)	(1.64)	—

Net asset value at end of period	$24.70		$20.17	$19.68	$17.19	$20.88	$19.12

Total return (a)	22.46	%(b)	6.16%	20.52%	(8.75%)	17.73%	16.44%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$311,414		$251,247	$247,743	$211,481	$249,892	$224,593

Ratio of total expenses to average net assets	1.00	%(c)	1.05%	1.11%	1.18%	1.19%	1.20%

Ratio of net investment income (loss) to average net assets	(0.05	%)(c)	0.52%	0.04%	(0.13%)	(0.32%)	(0.15%)

Portfolio turnover rate	11	%(b)	68%	40%	43%	40%	47%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

Ave Maria Growth Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$42.72		$38.00	$28.19		$30.80	$26.44	$25.02

Income (loss) from investment operations:
Net investment income (loss)	0.00	(a)	(0.06)	0.00	(a)	0.06	0.03	0.02
Net realized and unrealized gains (losses) on investments	5.88		7.03	10.45		(0.63)	7.22	3.01
Total from investment operations	5.88		6.97	10.45		(0.57)	7.25	3.03

Less distributions from:
Net investment income	—		—	(0.00	)(a)	(0.06)	(0.03)	(0.02)
Net realized gains on investments	—		(2.25)	(0.64)		(1.98)	(2.86)	(1.59)
Total distributions	—		(2.25)	(0.64)		(2.04)	(2.89)	(1.61)

Net asset value at end of period	$48.60		$42.72	$38.00		$28.19	$30.80	$26.44

Total return (b)	13.76	%(c)	18.37%	37.09%		(1.80%)	27.36%	12.07%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$1,034,274		$948,747	$854,764		$577,806	$482,515	$351,085

Ratio of total expenses to average net assets	0.91	%(d)	0.91%	0.94%		0.95%	1.08%	1.17%

Ratio of net investment income (loss) to average net assets	0.00	%(d)(e)	(0.16%)	0.00	%(e)	0.19%	0.10%	0.09%

Portfolio turnover rate	9	%(c)	26%	15%		33%	26%	29%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Percentage rounds to less than 0.01%.
See notes to financial statements.

Ave Maria Rising Dividend Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$19.34		$18.68	$15.83	$18.44	$16.79	$15.58

Income (loss) from investment operations:
Net investment income	0.10		0.21	0.23	0.24	0.20	0.27
Net realized and unrealized gains (losses) on investments	3.07		0.95	4.12	(1.13)	2.62	2.11
Total from investment operations	3.17		1.16	4.35	(0.89)	2.82	2.38

Less distributions from:
Net investment income	(0.10)		(0.21)	(0.23)	(0.25)	(0.20)	(0.28)
Net realized gains on investments	—		(0.29)	(1.27)	(1.47)	(0.97)	(0.89)
Total distributions	(0.10)		(0.50)	(1.50)	(1.72)	(1.17)	(1.17)

Net asset value at end of period	$22.41		$19.34	$18.68	$15.83	$18.44	$16.79

Total return (a)	16.39	%(b)	6.45%	27.58%	(4.80%)	16.82%	15.33%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$953,023		$857,527	$953,085	$780,811	$970,109	$828,649

Ratio of total expenses to average net assets	0.91	%(c)	0.92%	0.93%	0.93%	0.92%	0.92%

Ratio of net investment income to average net assets	0.96	%(c)	1.21%	1.23%	1.25%	1.12%	1.61%

Portfolio turnover rate	17	%(b)	38%	30%	31%	26%	24%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

Ave Maria World Equity Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$15.89		$15.99	$13.10	$15.08	$13.18	$12.36

Income (loss) from investment operations:
Net investment income	0.05		0.08	0.11	0.15	0.07	0.06
Net realized and unrealized gains (losses) on investments and foreign currencies	1.90		(0.10)	3.51	(1.49)	2.29	1.01
Total from investment operations	1.95		(0.02)	3.62	(1.34)	2.36	1.07

Less distributions from:
Net investment income	—		(0.08)	(0.11)	(0.15)	(0.07)	(0.06)
Net realized gains on investments	—		—	(0.62)	(0.49)	(0.39)	(0.19)
Total distributions	—		(0.08)	(0.73)	(0.64)	(0.46)	(0.25)

Net asset value at end of period	$17.84		$15.89	$15.99	$13.10	$15.08	$13.18

Total return (a)	12.27	%(b)	(0.15%)	27.66%	(8.87%)	17.88%	8.71%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$79,464		$69,231	$73,902	$57,044	$62,170	$46,030

Ratio of total expenses to average net assets	1.25	%(c)	1.26%	1.29%	1.34%	1.41%	1.45%

Ratio of net expenses to average net assets (d)	1.25	%(c)	1.25%	1.25%	1.25%	1.25%	1.33%

Ratio of net investment income to average net assets (d)	0.64	%(c)	0.51%	0.77%	0.98%	0.50%	0.50%

Portfolio turnover rate	15	%(b)	43%	37%	33%	29%	42%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Focused Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020(a)
Net asset value at beginning of period	$12.43		$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.03)
Net realized and unrealized gains on investments	2.16		2.50
Total from investment operations	2.12		2.47

Less distributions from:
Net realized gains on investments	—		(0.04)

Net asset value at end of period	$14.55		$12.43

Total return (b)	17.06	%(c)	24.71	%(c)

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$50,397		$34,316

Ratio of total expenses to average net assets	1.27	%(d)	1.29	%(d)

Ratio of net expenses to average net assets (e)	1.25	%(d)	1.25	%(d)

Ratio of net investment loss to average net assets (e)	(0.69	%)(d)	(0.54	%)(d)

Portfolio turnover rate	11	%(c)	16	%(c)

(a)	Represents the period from the commencement of operations (May 1, 2020) through December 31, 2020.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions (Note 2).
See notes to financial statements.

Ave Maria Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$11.99		$11.64	$11.11	$11.42	$11.19	$11.02

Income (loss) from investment operations:
Net investment income	0.09		0.22	0.22	0.19	0.17	0.15
Net realized and unrealized gains (losses) on investments	0.47		0.42	0.70	(0.14)	0.30	0.35
Total from investment operations	0.56		0.64	0.92	0.05	0.47	0.50

Less distributions from:
Net investment income	(0.09)		(0.22)	(0.22)	(0.19)	(0.17)	(0.15)
Net realized gains on investments	—		(0.07)	(0.17)	(0.17)	(0.07)	(0.18)
Total distributions	(0.09)		(0.29)	(0.39)	(0.36)	(0.24)	(0.33)

Net asset value at end of period	$12.46		$11.99	$11.64	$11.11	$11.42	$11.19

Total return (a)	4.68	%(b)	5.60%	8.30%	0.41%	4.16%	4.54%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$454,422		$420,876	$394,850	$323,716	$307,234	$248,971

Ratio of total expenses to average net assets	0.45	%(c)	0.47%	0.49%	0.50%	0.50%	0.50%

Ratio of net investment income to average net assets	1.57	%(c)	1.87%	1.91%	1.68%	1.47%	1.34%

Portfolio turnover rate	19	%(b)	47%	31%	26%	19%	21%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Notes to Financial Statements

June 30, 2021 (Unaudited)

1. Organization and Significant Accounting Policies

The Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund, the Ave Maria Focused Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series, except for the Ave Maria Focused Fund, which is a non-diversified series of the Schwartz Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992.

The investment objective of the Ave Maria Value Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Rising Dividend Fund is to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation from equity investments in U.S. and non-U.S. companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Focused Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income in corporate debt and equity securities that do not violate core values and teachings of the Roman Catholic Church.

See the Funds’ Prospectus for information regarding the investment strategies of each Fund.

Shares of each Fund are sold at net asset value (“NAV”). To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share for each Fund.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Valuation of investments – Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their NAV as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the security is principally traded closes early; or (iii) trading of the security is halted during the day and does not resume prior to a Fund’s NAV calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The Funds’ foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board of Trustees has authorized the Funds to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

U.S. Government & Agencies and Corporate Bonds held by the Funds, if any, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

The following is a summary of the Funds’ investments and the levels assigned to the investments, by security type, as of June 30, 2021:

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$298,379,601	$2,635,427	$—	$301,015,028
Money Market Funds	10,939,908	—	—	10,939,908
Total	$309,319,509	$2,635,427	$—	$311,954,936

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,029,126,233	$—	$—	$1,029,126,233
Money Market Funds	7,221,910	—	—	7,221,910
Total	$1,036,348,143	$—	$—	$1,036,348,143

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$931,252,488	$—	$—	$931,252,488
Money Market Funds	22,759,511	—	—	22,759,511
Total	$954,011,999	$—	$—	$954,011,999

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$76,365,310	$2,415,041	$—	$78,780,351
Money Market Funds	1,118,879	—	—	1,118,879
Total	$77,484,189	$2,415,041	$—	$79,899,230

Ave Maria Focused Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$41,586,799	$6,346,155	$—	$47,932,954
Money Market Funds	1,514,258	—	—	1,514,258
Total	$43,101,057	$6,346,155	$—	$49,447,212

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$112,653,335	$—	$112,653,335
Corporate Bonds	—	229,198,888	—	229,198,888
Common Stocks	88,998,967	—	—	88,998,967
Money Market Funds	21,175,025	—	—	21,175,025
Total	$110,173,992	$341,852,223	$—	$452,026,215

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities or derivative instruments held by or transferred in/out of the Funds as of or during the six months ended June 30, 2021.

(b) Income taxes – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2021:

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
Federal income tax cost	$206,741,186	$574,312,734	$641,277,176
Gross unrealized appreciation	$110,003,694	$463,118,379	$313,776,254
Gross unrealized depreciation	(4,789,944)	(1,082,970)	(1,041,431)
Net unrealized appreciation	105,213,750	462,035,409	312,734,823
Accumulated ordinary income (loss)	(71,653)	673	158,989
Other gains	11,056,406	54,653,959	54,165,019
Accumulated earnings	$116,198,503	$516,690,041	$367,058,831

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
Federal income tax cost	$55,194,612	$38,025,950	$412,141,291
Gross unrealized appreciation	$25,132,445	$11,443,559	$40,732,769
Gross unrealized depreciation	(427,827)	(22,297)	(847,845)
Net unrealized appreciation	24,704,618	11,421,262	39,884,924
Net unrealized appreciation on foreign currency translation	1,162	—	—
Accumulated ordinary income (loss)	237,190	(141,697)	190,250
Capital loss carryforwards	(3,389,025)	—	—
Other gains	1,816,544	866,902	4,936,211
Accumulated earnings	$23,370,489	$12,146,467	$45,011,385

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for the Ave Maria Focused Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales. There is no difference between the federal income tax cost and the financial statement cost of portfolio investments for the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund as of June 30, 2021.

As of December 31, 2020, the Ave Maria World Equity Fund had a short-term capital loss carryforward of $2,956,407 and a long-term capital loss carryforward of $432,618 for federal income tax purposes, which may be carried forward indefinitely. These capital loss carryforwards are available to offset net realized gains in the current and future years, thereby reducing future taxable gains distributions.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

(c) Investment transactions and investment income – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Cost of investments includes amortization of premiums and accretion of discounts. Realized gains and losses on investments sold are determined on a specific identification basis. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

(d) Dividends and distributions – Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria World Equity Fund and the Ave Maria Focused Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Ave Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended June 30, 2021 and December 31, 2020 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
Ave Maria Value Fund:
June 30, 2021	$—	$—	$—
December 31, 2020	$1,136,725	$7,534,895	$8,671,620
Ave Maria Growth Fund:
June 30, 2021	$—	$—	$—
December 31, 2020	$7,234,484	$40,253,097	$47,487,581
Ave Maria Rising Dividend Fund:
June 30, 2021	$4,137,950	$—	$4,137,950
December 31, 2020	$9,844,230	$12,661,959	$22,506,189
Ave Maria World Equity Fund:
June 30, 2021	$—	$—	$—
December 31, 2020	$326,519	$—	$326,519
Ave Maria Focused Fund:
June 30, 2021	$—	$—	$—
December 31, 2020**	$111,891	$—	$111,891
Ave Maria Bond Fund:
June 30, 2021	$3,198,665	$—	$3,198,665
December 31, 2020	$7,275,771	$2,602,955	$9,878,726

*

Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to reclassifications of the character of the distributions as a result of permanent differences between the financial statements and income tax reporting.

**	Represents the period from the commencement of operations (May 1, 2020) thorugh December 31, 2020.

(e) Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses – Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

(g) Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

(i).	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

(ii).	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

(iii).

The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchase and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

2. Investment Advisory Agreements and Transactions with Related Parties

The Chairman and President of the Trust is also the Chairman and Chief Executive Officer of Schwartz Investment Counsel, Inc. (the “Adviser”). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

Pursuant to Investment Advisory Agreements between the Trust and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

necessary to the operations of the Funds. The Adviser receives fees based on a percentage of the average daily net assets of each Fund, which are accrued daily and paid quarterly, at the annual rates as stated below:

Ave Maria Value Fund *	0.75%
Ave Maria Growth Fund	0.75%
Ave Maria Rising Dividend Fund	0.75%
Ave Maria World Equity Fund	0.95%
Ave Maria Focused Fund	0.85%
Ave Maria Bond Fund *	0.25%

*	Effective May 1, 2021, the Adviser reduced its fees from 0.85% to 0.75% for the Ave Maria Value Fund and from 0.30% to 0.25% for the Ave Maria Bond Fund.

The Adviser has contractually agreed to reduce its advisory fees or reimburse a portion of operating expenses until at least May 1, 2022 so that the ordinary operating expenses of each of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria World Equity Fund do not exceed 1.25% per annum of average daily net assets; and so that the ordinary operating expenses of the Ave Maria Bond Fund do not exceed 0.60% per annum of average daily net assets. The Adviser has contractually agreed to reduce its advisory fees or reimburse a portion of operating expenses until at least May 1, 2023 so that the ordinary operating expenses of the Ave Maria Focused Fund do not exceed 1.25% per annum of average daily net assets. Accordingly, during the six months ended June 30, 2021, the Adviser reduced its investment advisory fees by $4,081 with respect to the Ave Maria Focused Fund.

Any investment advisory fee reductions or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided the Funds are able to effect such repayment and remain in compliance with any undertaking by the Adviser to limit expenses of the Funds. During the six months ended June 30, 2021, the Ave Maria World Equity Fund recouped $858 of prior years’ investment advisory fee reductions. As of June 30, 2021, the Adviser may

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

seek recoupment of investment advisory fee reductions from the Ave Maria World Equity Fund and the Ave Maria Focused Fund totaling $45,767 and $10,996, respectively, no later than the dates as stated below:

	Ave Maria World Equity Fund	Ave Maria Focused Fund
December 31, 2021	$5,590	$—
December 31, 2022	24,996	—
December 31, 2023	15,181	6,915
June 30, 2024	—	4,081
Total	$45,767	$10,996

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which each Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily NAV per share of each Fund, maintains the financial books and records of the Funds, maintains the records of each shareholder’s account, and processes purchases and redemptions of each Fund’s shares. For the performance of these services, Ultimus receives fees from each Fund computed as a percentage of such Fund’s average daily net assets, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as each Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust an annual retainer of $53,000 (except that such fee is $64,500 for the Lead Independent Trustee/Chairman of the Governance Committee and $59,500 for the Chairman of the Audit Committee), payable quarterly; a fee of $6,000 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Trustee Emeritus receives one-half of both the annual retainer and fee for attendance at each meeting; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses along with the other series of the Trust.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

Each member of the Catholic Advisory Board (“CAB”), including Emeritus members, receives an annual retainer of $4,000 (except that such fee is $14,000 for the CAB chairman), payable quarterly; a fee of $3,000 for attendance at each meeting of the CAB; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of CAB members’ fees and expenses.

3. Investment Transactions

During the six months ended June 30, 2021, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
Purchases of investment securities	$46,820,352	$87,608,149	$144,640,110
Proceeds from sales of investment securities	$29,095,205	$123,702,373	$180,518,223

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
Purchases of investment securities	$13,985,254	$13,484,083	$32,643,315
Proceeds from sales and maturities of investment securities	$11,105,018	$4,364,214	$45,813,145

4. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
(Continued)

time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2021, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Focused Fund had 40.1%, 31.2%, 32.0% and 25.5%, respectively, of the value of their net assets invested in stocks within the technology sector.

6. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AVE MARIA MUTUAL FUNDS

About Your Funds’ Expenses

(Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table below is based on an investment of $1,000 made at the beginning of the most recent semi-annual period (January 1, 2021) and held until the end of the period (June 30, 2021).

The table that follows illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the U.S Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUNDS’ EXPENSES
(Unaudited) (Continued)

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ Prospectus.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Net Expense Ratio(a)	Expenses Paid During Period(b)
Ave Maria Value Fund
Based on Actual Fund Return	$1,000.00	$1,224.60	1.00%	$5.52
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.84	1.00%	$5.01

Ave Maria Growth Fund
Based on Actual Fund Return	$1,000.00	$1,137.60	0.91%	$4.82
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.28	0.91%	$4.56

Ave Maria Rising Dividend Fund
Based on Actual Fund Return	$1,000.00	$1,163.90	0.91%	$4.88
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.28	0.91%	$4.56

Ave Maria World Equity Fund
Based on Actual Fund Return	$1,000.00	$1,122.70	1.25%	$6.58
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.60	1.25%	$6.26

Ave Maria Focused Fund
Based on Actual Fund Return	$1,000.00	$1,170.60	1.25%	$6.73
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.60	1.25%	$6.26

Ave Maria Bond Fund
Based on Actual Fund Return	$1,000.00	$1,046.80	0.45%	$2.28
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.56	0.45%	$2.26

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)

Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Actual Fund Return and Hypothetical 5% Return information, respectively.

AVE MARIA MUTUAL FUNDS

Other Information

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-9331, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-9331, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The filings are available free of charge, upon request, by calling (888) 726-9331. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

AVE MARIA MUTUAL FUNDS

Approval of Advisory Agreements

(Unaudited)

Ave Maria Value Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund, Ave Maria World Equity Fund and Ave Maria Bond Fund

At a meeting held on February 12, 2021 (the “Board Meeting”), the Board of Trustees of the Trust, including the Independent Trustees voting separately, reviewed and unanimously approved the continuation of the Advisory Agreements with Schwartz Investment Counsel, Inc. (the “Adviser”) (the “Advisory Agreements”) on behalf of each of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund, each a series of the Trust (each, a “Fund,” and collectively, the “Ave Maria Mutual Funds” or “Funds”), for an additional one-year period. The Independent Trustees were advised and assisted throughout their evaluation by independent legal counsel experienced in matters relating to the investment management industry. The Independent Trustees met separately with their independent counsel to discuss the continuance of the Advisory Agreements, during which time, no representatives of the Adviser were present.

The Board retained Strategic Insight, an independent third-party provider of mutual fund data, to prepare an independent expense and performance summary for each Fund and comparable funds managed by other investment advisers identified by Strategic Insight. The Strategic Insight materials included information regarding advisory fee rates, other operating expenses, expense ratios, and performance comparisons to each Fund’s peer group and to a broad-based securities index. Prior to the Board Meeting, the Independent Trustees discussed separately with Strategic Insight the methodologies that it used to construct its report and the Morningstar, Inc. (“Morningstar”) categories that it identified to base its peer group comparisons for the Funds and other aspects of its report. The Independent Trustees also received and reviewed relevant information provided by the Adviser in response to requests of the Independent Trustees and their independent legal counsel to assist in their evaluation of the terms of the Advisory Agreements, including, among other things, information about the Adviser’s profitability with respect to each Fund, financial results and condition, management fee revenues and separately managed account fee schedules. The Board additionally considered the Funds’ portfolio management and compliance structure, brokerage commissions, turnover rates, and the ways in which the Funds realize economies of scale. The Board also received copies of the advisory agreements and a memorandum from the independent legal counsel to the Independent Trustees discussing the factors the Board should consider while evaluating the continuation of the Advisory Agreements.

The Independent Trustees noted that they had meet with the portfolio managers of each Fund at regularly scheduled meetings over the course of the year to discuss each Fund’s portfolio composition and the Adviser’s views of the economic, political and other developments affecting the financial markets in general and the performance of each Fund. They also considered that during each of those quarterly meetings, the Adviser had provided its views on the overall condition of the economy and the markets, including its

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(Unaudited) (Continued)

rationale for disposing certain positions and purchasing others. As part of this process, the Trustees considered various factors, none of which by itself was considered dispositive, including :

●	the nature, extent and quality of the services provided by the Adviser (including any possible fall-out benefits);

●	the fees charged for those services and the Adviser’s profitability with respect to each Fund (and the methodology by which such profitability was calculated);

●	each Fund’s performance;

●	the extent to which economies of scale may be realized as a Fund grows; and

●	whether current fee levels reflect these economies of scale for the benefit of a Fund’s shareholders.

Nature, Extent and Quality of Services

In evaluating the nature, quality and extent of services provided by the Adviser, the Independent Trustees noted the Adviser’s statement that its responsibilities go beyond providing investment research and advice, and include various operational matters, including the selection of brokers and dealers to execute portfolio transactions and the monitoring of various compliance activities. The Independent Trustees also took into account the Adviser’s investment team, its ownership structure, the manner by which the Adviser conducts fundamental research and moral screening, its stability, the quality of its risk management program and the ability of the Adviser to differentiate the Ave Maria Mutual Funds from other types of mutual fund investments. The Independent Trustees noted that the Adviser has indicated to the Board that it remains focused on its core investment philosophy and has adhered to its stated approach in the portfolio management process for the Ave Maria Mutual Funds. The Independent Trustees also considered information provided by the Adviser regarding its business continuity and disaster recovery plan as well as information regarding how the Adviser functioned during the period of remote work environment caused by the global pandemic. Finally, the Independent Trustees examined whether the Adviser experienced any indirect benefit (i.e., fall-out benefits) for serving as investment adviser to the Funds, and after taking into account all this information, concluded that the nature, extent and quality of services provided by the Adviser to the Funds is satisfactory.

Investment Performance

The Independent Trustees considered the performance of each Fund against its Morningstar category peers for the one-year period ended November 30, 2020 and noted that each Fund placed in the fourth quartile of its Morningstar peer category. The Independent Trustees also compared the performance of each Fund over selected periods ended November 30, 2020 with its benchmark index, and noted that each Fund placed

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(Unaudited) (Continued)

below the returns of its benchmark index during the one-year period, except for the Ave Maria Rising Dividend Fund, which outperformed its primary benchmark Index. In that regard, the Independent Trustees engaged in a discussion on the underperformance of the Funds against their respective benchmarks, and noted that management continues to keep the Board apprised of the possible reasons for the relative underperformance. The Independent Trustees concluded that the performance of the Funds was acceptable.

The Costs of Services and Profits to be Realized by the Adviser

The Trustees reviewed information provided by Strategic Insight on the advisory fees paid by each Fund and compared such fees to the advisory fees paid by similar mutual funds, as compiled by Morningstar. The Trustees also compared each Fund’s total expense ratio, of which a Fund’s advisory fee is a part, with expense ratios of representative funds within its Morningstar peer group for periods ended November 30, 2020. The Trustees noted that the Morningstar information showed that the total expense fee ratio for the Ave Maria Value Fund, Ave Maria Growth Fund and the Ave Maria Bond Fund was lower than the median total expense ratios of their respective Morningstar peers and the total expense ratio for the Ave Maria Rising Dividend Fund and Ave Maria World Equity Fund was higher than the median total expense ratios of their respective Morningstar peers. The Trustees considered that the Adviser has agreed to reduce the advisory fee rate of the Ave Maria Value Fund from 0.85% to 0.75% and the advisory fee rate of the Ave Maria Bond Fund from 0.30% to 0.25% on May 1, 2021, and that shareholders of these Funds should realize immediate benefits when the new advisory fee rates go into effect. After taking into account all this information, the Trustees found that the advisory fees and total expenses of each Fund are acceptable.

The Trustees also considered the Adviser’s costs of providing ongoing services to the Funds, the profits of the Adviser with respect to each Fund and the methodologies by which the Adviser calculated that profitability information, and concluded that the profits of the Adviser are reasonable and represent a fair and entrepreneurial profit in light of the quality and scope of services that are provided to the Funds.

The Extent to Which Economies of Scale Would be Realized and Whether Advisory Fee Levels Reflect these Economies of Scale

The Independent Trustees considered the extent to which shareholders have realized economies of scale with respect to the management of the Funds. The Trustees discussed the Adviser’s history of waiving the expenses of certain Funds and reducing the advisory fees of certain other Funds in order to establish a lower total annual operating expense ratio for those Funds. The Independent Trustees also noted that the Adviser had agreed to reduce the advisory fee rates of the Ave Maria Value Fund and Ave Maria Bond Fund effective May 1, 2021. They noted that the Adviser builds economies of scale into its advisory fee structures by keeping overall expenses down as a Fund grows and seeks

AVE MARIA MUTUAL FUNDS
APPROVAL OF ADVISORY AGREEMENTS
(Unaudited) (Continued)

additional economies of scale through its asset gathering efforts on behalf of the Funds. The Trustees concluded that the extent to which shareholders are achieving economies of scale as the Funds grow is acceptable.

Conclusion

The Board, including the Independent Trustees, subsequently concluded that the existing Advisory Agreements are fair and reasonable and voted to approve the continuance of the Advisory Agreements. In reaching their decision regarding the continuation of the Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor or particular information as controlling, and each Trustee may have attributed different weights to certain factors. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Fund and its shareholders to renew the Advisory Agreements for an additional annual period.

AVE MARIA
MUTUAL FUNDS

Ave Maria Mutual Funds
series of Schwartz Investment Trust
801 W. Ann Arbor Trail, Suite 244
Plymouth, Michigan 48170

Board of Trustees
George P. Schwartz, CFA, Chairman
Donald J. Dawson, Jr.,
Lead Independent Trustee
John J. McHale, Jr.
Edward J. Miller
William A. Morrow

Executive Officers
George P. Schwartz, CFA, President
Robert C. Schwartz, V.P./Secretary
Timothy S. Schwartz, CFA, Treasurer
Cathy M. Stoner, CPA, IACCP,
Chief Compliance Officer

Catholic Advisory Board
Paul R. Roney, Chairman
Robert P. George, Ph.D.
Scott Hahn, Ph.D.
Lou Holtz, Emeritus
Larry Kudlow
Thomas S. Monaghan
Melissa Moschella, Ph.D.
Gloria Purvis
Fr. John Riccardo, Emeritus
Lila Rose

5060 Annunciation Circle, Suite 101
Ave Maria, Florida 34142

Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian
US Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

Independent Registered Public Accounting Firm
Deloitte & Touche, LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Sullivan & Worcester, LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

www.avemariafunds.com

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating and Governance Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	August 23, 2021

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer and Principal Financial Officer

Date	August 23, 2021

*	Print the name and title of each signing officer under his or her signature.